Vanguard Pacific Stock Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Australia (17.5%)
Commonwealth Bank of Australia	1,725,426	96,834
BHP Group Ltd.	2,871,071	79,043
CSL Ltd.	440,819	68,787
Westpac Banking Corp.	3,358,763	65,899
National Australia Bank Ltd.	2,738,145	53,328
Australia & New Zealand Banking Group Ltd.	2,760,612	52,465
Woolworths Group Ltd.	1,225,712	29,883
Wesfarmers Ltd.	1,103,355	29,548
Transurban Group	2,607,995	27,641
Macquarie Group Ltd.	299,927	26,249
Rio Tinto Ltd.	361,816	24,216
Woodside Petroleum Ltd.	904,651	21,333
Newcrest Mining Ltd.	748,317	18,061
Goodman Group	1,733,696	17,534
Amcor plc	1,580,998	16,729
Brambles Ltd.	1,557,793	13,934
Scentre Group	4,970,200	13,540
Insurance Australia Group Ltd.	2,254,434	13,278
Aristocrat Leisure Ltd.	621,258	12,928
Suncorp Group Ltd.	1,268,559	11,692
ASX Ltd.	189,909	11,488
QBE Insurance Group Ltd.	1,294,217	11,030
Telstra Corp. Ltd.	4,060,683	11,010
* Coles Group Ltd.	1,101,793	10,698
South32 Ltd.	4,925,055	10,479
Dexus	1,071,292	9,582
Origin Energy Ltd.	1,705,264	9,228
AGL Energy Ltd.	637,970	9,143
Sonic Healthcare Ltd.	462,141	8,845
Fortescue Metals Group Ltd.	1,547,737	8,714
APA Group	1,147,843	8,646
Santos Ltd.	1,726,946	8,509
Treasury Wine Estates Ltd.	700,274	8,420
Mirvac Group	3,807,998	8,367
Cochlear Ltd.	54,727	8,223
GPT Group	1,883,806	7,996
Aurizon Holdings Ltd.	1,869,345	7,339
Stockland	2,337,432	7,297
Medibank Pvt Ltd.	2,672,361	6,588
Oil Search Ltd.	1,293,127	6,262
Ramsay Health Care Ltd.	124,736	6,198
Sydney Airport	1,077,982	6,153
James Hardie Industries plc	428,989	5,802
Tabcorp Holdings Ltd.	1,841,586	5,649
Vicinity Centres	3,090,388	5,505
Orica Ltd.	368,898	5,496
Lendlease Group	551,940	5,471
Magellan Financial Group Ltd.	128,593	5,400
Northern Star Resources Ltd.	600,353	5,283

Computershare Ltd.	469,935	5,062
SEEK Ltd.	335,766	4,780
BlueScope Steel Ltd.	515,746	4,552
Caltex Australia Ltd.	245,745	4,520
Boral Ltd.	1,131,811	3,967
* Xero Ltd.	89,776	3,952
Alumina Ltd.	2,431,030	3,854
Bendigo & Adelaide Bank Ltd.	474,836	3,717
Incitec Pivot Ltd.	1,557,451	3,698
Atlas Arteria Ltd.	660,415	3,681
Coca-Cola Amatil Ltd.	499,085	3,612
AMP Ltd.	2,861,260	3,480
Charter Hall Group	448,977	3,472
Evolution Mining Ltd.	1,021,966	3,469
WorleyParsons Ltd.	316,028	3,463
REA Group Ltd.	48,437	3,249
* Afterpay Touch Group Ltd.	169,230	3,039
Downer EDI Ltd.	576,528	2,833
Crown Resorts Ltd.	342,334	2,768
Orora Ltd.	1,171,243	2,706
Iluka Resources Ltd.	409,525	2,672
Challenger Ltd.	554,315	2,670
Altium Ltd.	104,970	2,610
Qube Holdings Ltd.	1,204,151	2,592
Bank of Queensland Ltd.	387,845	2,470
Beach Energy Ltd.	1,698,483	2,448
Ansell Ltd.	128,002	2,435
DuluxGroup Ltd.	378,856	2,416
nib holdings Ltd.	438,952	2,392
Qantas Airways Ltd.	611,852	2,382
CIMIC Group Ltd.	94,299	2,354
ALS Ltd.	470,450	2,306
Star Entertainment Grp Ltd.	799,748	2,257
^ JB Hi-Fi Ltd.	108,303	2,222
Cleanaway Waste Management Ltd.	1,315,220	2,166
Appen Ltd.	104,613	2,164
AusNet Services	1,741,718	2,110
OZ Minerals Ltd.	303,887	2,108
* Saracen Mineral Holdings Ltd.	740,240	2,093
carsales.com Ltd.	206,360	2,074
Steadfast Group Ltd.	752,327	1,951
Nine Entertainment Co. Holdings Ltd.	1,418,784	1,948
^ Reliance Worldwide Corp. Ltd.	761,878	1,909
Link Administration Holdings Ltd.	499,881	1,731
Flight Centre Travel Group Ltd.	54,397	1,711
WiseTech Global Ltd.	79,450	1,708
St. Barbara Ltd.	681,388	1,708
Regis Resources Ltd.	447,159	1,688
Metcash Ltd.	877,783	1,687
Independence Group NL	465,168	1,685
2 Viva Energy Group Ltd.	1,022,351	1,671
TPG Telecom Ltd.	349,243	1,662
Breville Group Ltd.	125,463	1,644
^ Harvey Norman Holdings Ltd.	547,097	1,638
Whitehaven Coal Ltd.	653,044	1,637
IDP Education Ltd.	123,216	1,610
IRESS Ltd.	164,066	1,569

Seven Group Holdings Ltd.	127,222	1,560
* NEXTDC Ltd.	329,318	1,538
Domino's Pizza Enterprises Ltd.	57,559	1,515
Cromwell Property Group	1,861,608	1,501
Mineral Resources Ltd.	135,742	1,475
Shopping Centres Australasia Property Group	881,076	1,469
Pendal Group Ltd.	263,570	1,402
Washington H Soul Pattinson & Co. Ltd.	87,611	1,356
IOOF Holdings Ltd.	336,260	1,336
CSR Ltd.	483,660	1,322
GrainCorp Ltd. Class A	219,894	1,288
* Vocus Group Ltd.	578,555	1,273
Corporate Travel Management Ltd.	81,145	1,270
Sims Metal Management Ltd.	164,316	1,216
BWP Trust	469,336	1,203
^ InvoCare Ltd.	110,142	1,177
Webjet Ltd.	124,856	1,155
Bapcor Ltd.	270,340	1,153
* Lynas Corp. Ltd.	641,707	1,139
Perpetual Ltd.	41,926	1,128
Healius Ltd.	550,315	1,103
Monadelphous Group Ltd.	83,054	1,070
Adelaide Brighton Ltd.	442,775	1,068
Platinum Asset Management Ltd.	319,747	1,049
Charter Hall Retail REIT	336,022	1,036
* Nufarm Ltd.	287,895	956
Charter Hall Long Wale REIT	269,378	956
Ausdrill Ltd.	671,433	900
Abacus Property Group	305,871	866
G8 Education Ltd.	436,530	863
* Nanosonics Ltd.	225,119	841
Pro Medicus Ltd.	39,470	824
Super Retail Group Ltd.	133,503	820
* Clinuvel Pharmaceuticals Ltd.	36,877	818
Premier Investments Ltd.	76,029	818
IPH Ltd.	142,822	811
Viva Energy REIT	443,388	806
Growthpoint Properties Australia Ltd.	265,555	798
* nearmap Ltd.	348,338	792
ARB Corp. Ltd.	62,493	789
Costa Group Holdings Ltd.	290,766	786
* Gold Road Resources Ltd.	835,929	784
^ Blackmores Ltd.	12,833	784
Technology One Ltd.	145,467	759
Bingo Industries Ltd.	454,385	744
Southern Cross Media Group Ltd.	779,480	711
Credit Corp. Group Ltd.	41,141	703
Elders Ltd.	136,580	686
Sandfire Resources NL	148,872	679
National Storage REIT	605,442	678
Service Stream Ltd.	331,884	676
Aventus Group	396,742	668
Brickworks Ltd.	57,793	659
Resolute Mining Ltd.	550,540	656
oOh!media Ltd.	210,092	639
Tassal Group Ltd.	180,916	637
GWA Group Ltd.	259,968	636

^	Collins Foods Ltd.	105,403	624
^	Bega Cheese Ltd.	196,427	592
	NRW Holdings Ltd.	351,511	583
*,2	Coronado Global Resources Inc.	260,850	576
	Aveo Group	411,633	576
	Charter Hall Education Trust	218,594	565
*	Cooper Energy Ltd.	1,387,216	553
*	Mayne Pharma Group Ltd.	1,488,097	535
	SmartGroup Corp. Ltd.	83,316	532
	Inghams Group Ltd.	191,900	532
	Automotive Holdings Group Ltd.	246,349	523
*,^	Pilbara Minerals Ltd.	1,618,424	514
	Ingenia Communities Group	219,915	513
	McMillan Shakespeare Ltd.	54,138	513
	Arena REIT	263,045	510
	Rural Funds Group	318,603	501
	Genworth Mortgage Insurance Australia Ltd.	214,049	495
	GUD Holdings Ltd.	75,999	492
*,^	Bellamy's Australia Ltd.	69,958	479
	Select Harvests Ltd.	93,080	473
*	Perseus Mining Ltd.	1,008,864	469
*	Kidman Resources Ltd.	363,900	466
	Centuria Industrial REIT	213,571	464
	Netwealth Group Ltd.	81,173	459
	Domain Holdings Australia Ltd.	220,852	454
*	IMF Bentham Ltd.	191,543	447
*	Emeco Holdings Ltd.	283,527	441
	Estia Health Ltd.	238,316	439
	Sigma Healthcare Ltd.	1,064,783	433
*,^	Orocobre Ltd.	216,037	414
	GDI Property Group	422,160	412
*,^	Mesoblast Ltd.	410,523	411
	Mount Gibson Iron Ltd.	668,444	397
	Lovisa Holdings Ltd.	51,825	393
	Western Areas Ltd.	262,805	390
	Ardent Leisure Group Ltd.	484,601	389
	New Hope Corp. Ltd.	227,465	389
*	Westgold Resources Ltd.	290,167	382
	Australian Pharmaceutical Industries Ltd.	387,800	382
	Pact Group Holdings Ltd.	198,368	380
	HUB24 Ltd.	44,579	377
	Hotel Property Investments	145,043	350
*,^	Galaxy Resources Ltd.	389,376	337
*	Starpharma Holdings Ltd.	369,730	331
	Accent Group Ltd.	319,251	330
	HT&E Ltd.	270,603	323
	Freedom Foods Group Ltd.	98,929	321
*	Australian Agricultural Co. Ltd.	467,926	317
	FlexiGroup Ltd.	250,041	311
	Eclipx Group Ltd.	290,404	287
*,^	Myer Holdings Ltd.	779,855	287
	SpeedCast International Ltd.	219,138	281
	Navigator Global Investments Ltd.	117,429	277
*,^	Aurelia Metals Ltd.	789,693	273
*	Seven West Media Ltd.	891,866	264
	Cedar Woods Properties Ltd.	57,916	254
	Regis Healthcare Ltd.	131,205	250

*	Asaleo Care Ltd.	353,351	233
*,^	Syrah Resources Ltd.	380,507	222
*	Karoon Energy Ltd.	195,153	221
*	Senex Energy Ltd.	1,026,300	219
	SG Fleet Group Ltd.	105,619	212
	SeaLink Travel Group Ltd.	80,852	207
	Infigen Energy	633,664	205
	Virtus Health Ltd.	56,162	196
	OFX Group Ltd.	208,339	194
*	Village Roadshow Ltd.	98,515	178
	MACA Ltd.	271,518	174
	Japara Healthcare Ltd.	239,690	171
*	Cardno Ltd.	271,661	170
	ERM Power Ltd.	120,801	149
*,^	Clean TeQ Holdings Ltd.	522,681	149
	A2B Australia Ltd.	113,459	139
	WPP AUNZ Ltd.	296,820	131
*,^	New Century Resources Ltd.	465,760	123
*,^	Dacian Gold Ltd.	207,316	117
	Vita Group Ltd.	139,601	117
*	Liquefied Natural Gas Ltd.	664,272	115
^	BWX Ltd.	72,863	110
*	Superloop Ltd.	161,472	108
	Decmil Group Ltd.	159,817	99
	Ainsworth Game Technology Ltd.	136,392	66
*	Cash Converters International Ltd.	317,679	28
	Newcrest Mining Ltd. ADR	85	2
*,§	BGP Holdings plc	15,642,708	—
*,§	Quintis Ltd.	377,075	—
*,§	DSHE Holdings Ltd.	147,770	—
			1,156,377
China (0.0%)
*,^,§ China Fishery Group Ltd.		754,600	42

Hong Kong (9.1%)
	AIA Group Ltd.	11,778,512	120,562
	Hong Kong Exchanges & Clearing Ltd.	1,226,264	41,210
	CK Hutchison Holdings Ltd.	2,612,559	24,414
	Link REIT	2,052,798	23,876
	Sun Hung Kai Properties Ltd.	1,383,974	22,303
	Hong Kong & China Gas Co. Ltd.	9,618,189	21,238
	CK Asset Holdings Ltd.	2,619,998	19,700
	CLP Holdings Ltd.	1,597,860	17,373
	Hang Seng Bank Ltd.	705,652	16,772
	Galaxy Entertainment Group Ltd.	2,081,062	14,166
	BOC Hong Kong Holdings Ltd.	3,492,259	13,307
	Jardine Matheson Holdings Ltd.	207,752	12,610
	Sands China Ltd.	2,331,536	11,191
	China Mengniu Dairy Co. Ltd.	2,601,500	10,497
	Power Assets Holdings Ltd.	1,338,207	9,565
	MTR Corp. Ltd.	1,392,686	9,140
	Techtronic Industries Co. Ltd.	1,213,156	9,022
2	WH Group Ltd.	8,169,433	7,952
	New World Development Co. Ltd.	5,566,156	7,837
	Wharf Real Estate Investment Co. Ltd.	1,182,615	7,460
	Hongkong Land Holdings Ltd.	1,136,147	6,929
	Henderson Land Development Co. Ltd.	1,269,190	6,564

	Jardine Strategic Holdings Ltd.	176,551	6,052
	Lenovo Group Ltd.	7,236,000	5,822
	Swire Pacific Ltd. Class A	490,752	5,594
	Wheelock & Co. Ltd.	797,668	5,020
	Sino Land Co. Ltd.	3,096,443	5,014
	CK Infrastructure Holdings Ltd.	608,813	4,720
	Hang Lung Properties Ltd.	1,956,841	4,607
	Want Want China Holdings Ltd.	5,306,220	4,127
	Swire Properties Ltd.	1,028,235	3,713
	Vitasoy International Holdings Ltd.	780,304	3,673
	AAC Technologies Holdings Inc.	670,757	3,604
	Bank of East Asia Ltd.	1,206,332	3,479
*,^	Semiconductor Manufacturing International Corp.	2,945,521	3,469
	ASM Pacific Technology Ltd.	293,736	3,435
	Wynn Macau Ltd.	1,404,029	3,150
	Wharf Holdings Ltd.	1,181,615	2,873
	Hysan Development Co. Ltd.	593,726	2,829
	Tingyi Cayman Islands Holding Corp.	1,809,900	2,701
	NWS Holdings Ltd.	1,382,887	2,568
2	Samsonite International SA	1,244,897	2,438
	PCCW Ltd.	3,991,715	2,277
	Dairy Farm International Holdings Ltd.	291,501	2,183
	NagaCorp Ltd.	1,446,972	2,175
	Kerry Properties Ltd.	578,090	2,171
	Hang Lung Group Ltd.	842,920	2,165
	Sun Art Retail Group Ltd.	2,112,231	2,136
	Xinyi Glass Holdings Ltd.	1,954,640	1,970
	SJM Holdings Ltd.	1,793,639	1,947
	Minth Group Ltd.	688,783	1,941
	Yue Yuen Industrial Holdings Ltd.	674,658	1,890
	Melco International Development Ltd.	756,274	1,840
	Xinyi Solar Holdings Ltd.	3,283,001	1,802
2	BOC Aviation Ltd.	202,125	1,741
	Fortune REIT	1,283,833	1,681
	Swire Pacific Ltd. Class B	928,186	1,653
	HKBN Ltd.	904,157	1,632
	PRADA SPA	497,204	1,526
	Champion REIT	1,898,900	1,408
	VTech Holdings Ltd.	155,050	1,360
*	United Energy Group Ltd.	7,408,000	1,335
	Shangri-La Asia Ltd.	1,086,928	1,322
	Uni-President China Holdings Ltd.	1,101,038	1,302
	SITC International Holdings Co. Ltd.	1,126,586	1,242
	MGM China Holdings Ltd.	698,136	1,141
	Great Eagle Holdings Ltd.	276,733	1,122
	Cafe de Coral Holdings Ltd.	328,447	1,092
	Chow Tai Fook Jewellery Group Ltd.	1,005,018	960
	Luk Fook Holdings International Ltd.	308,406	930
	Kerry Logistics Network Ltd.	533,611	915
	First Pacific Co. Ltd.	2,177,939	908
	Hongkong & Shanghai Hotels Ltd.	694,000	905
	L'Occitane International SA	430,373	894
	IGG Inc.	862,628	820
	Cathay Pacific Airways Ltd.	580,864	819
	Pacific Basin Shipping Ltd.	3,981,236	817
	Li & Fung Ltd.	5,774,213	805
	Nexteer Automotive Group Ltd.	774,211	805

	Towngas China Co. Ltd.	996,140	758
	Man Wah Holdings Ltd.	1,499,052	723
	Sunlight REIT	977,089	717
	Shui On Land Ltd.	3,322,566	709
*,^,2 Razer Inc.		3,398,000	696
	Shougang Fushan Resources Group Ltd.	3,293,281	682
*	MMG Ltd.	2,184,286	678
	Shun Tak Holdings Ltd.	1,791,370	661
	Haitong International Securities Group Ltd.	2,240,891	656
	Gemdale Properties & Investment Corp. Ltd.	5,291,080	631
*	COFCO Meat Holdings Ltd.	1,636,007	620
	K Wah International Holdings Ltd.	1,180,843	614
	Lifestyle International Holdings Ltd.	434,907	594
	Johnson Electric Holdings Ltd.	321,019	578
	Pou Sheng International Holdings Ltd.	2,074,253	577
	Dah Sing Financial Holdings Ltd.	127,460	572
	CITIC Telecom International Holdings Ltd.	1,376,470	568
	Asia Cement China Holdings Corp.	412,500	567
	Dah Sing Banking Group Ltd.	323,156	562
	Road King Infrastructure Ltd.	264,814	544
	Value Partners Group Ltd.	854,665	510
^	Guotai Junan International Holdings Ltd.	3,110,336	491
	Prosperity REIT	1,175,661	489
	Far East Consortium International Ltd.	1,005,493	477
	Television Broadcasts Ltd.	294,747	474
	Mandarin Oriental International Ltd.	293,978	466
	Chinese Estates Holdings Ltd.	490,500	445
	SUNeVision Holdings Ltd.	589,000	435
	Giordano International Ltd.	1,260,590	433
	China Travel International Investment Hong Kong Ltd.	2,312,268	425
*,^	FIH Mobile Ltd.	2,890,581	406
	Huabao International Holdings Ltd.	948,071	397
^,2	FIT Hon Teng Ltd.	959,000	395
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	240,000	394
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	276,500	384
*,^	Suncity Group Holdings Ltd.	2,070,000	379
	Pacific Textiles Holdings Ltd.	472,697	373
	SmarTone Telecommunications Holdings Ltd.	396,235	364
	Dynam Japan Holdings Co. Ltd.	278,744	361
^	Canvest Environmental Protection Group Co. Ltd.	663,675	345
§	Town Health International Medical Group Ltd.	3,921,659	344
	Chow Sang Sang Holdings International Ltd.	249,922	341
^	Microport Scientific Corp.	404,219	340
	VSTECS Holdings Ltd.	620,000	339
*,^	Agritrade Resources Ltd.	2,365,000	339
^	SA Sa International Holdings Ltd.	1,144,953	321
*	Esprit Holdings Ltd.	1,862,997	308
^	NOVA Group Holdings Ltd.	1,185,000	264
2	IMAX China Holding Inc.	114,175	262
2	Regina Miracle International Holdings Ltd.	337,395	253
^	United Laboratories International Holdings Ltd.	461,873	253
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	251
	Inspur International Ltd.	522,000	249
	Sun Hung Kai & Co. Ltd.	528,182	242
	China Harmony New Energy Auto Holding Ltd.	795,615	242
	TPV Technology Ltd.	770,218	241
*,^	Macau Legend Development Ltd.	1,665,954	238

	Anton Oilfield Services Group	2,060,022	237
*,§	Convoy Global Holdings Ltd.	10,860,141	232
*,^	Digital Domain Holdings Ltd.	17,008,031	229
*	GCL New Energy Holdings Ltd.	6,003,422	229
2	Crystal International Group Ltd.	506,500	226
*,^	Hong Kong Television Network Ltd.	376,142	217
	Singamas Container Holdings Ltd.	1,619,323	214
*,^	Truly International Holdings Ltd.	1,521,603	213
	Ju Teng International Holdings Ltd.	818,334	194
*,^	NewOcean Energy Holdings Ltd.	893,858	189
*,^	Honghua Group Ltd.	2,354,517	185
*	Goodbaby International Holdings Ltd.	866,975	178
	Texwinca Holdings Ltd.	585,037	173
*	G-Resources Group Ltd.	22,904,198	163
*	HC Group Inc.	634,107	162
*	Beijing Enterprises Medical & Health Group Ltd.	4,842,818	151
	Lee's Pharmaceutical Holdings Ltd.	236,812	150
	Emperor Capital Group Ltd.	4,205,145	147
*,^	We Solutions Ltd.	3,000,000	145
*,^	Lifestyle China Group Ltd.	433,899	138
*,^	China LNG Group Ltd.	1,674,344	124
2	CGN New Energy Holdings Co. Ltd.	962,897	123
*,^	KuangChi Science Ltd.	2,091,600	119
*,^	China Silver Group Ltd.	1,202,976	111
*,^	Zhaobangji Properties Holdings Ltd.	104,000	108
	Nan Hai Corp. Ltd.	5,696,073	102
	Emperor Watch & Jewellery Ltd.	3,974,532	98
*	China Strategic Holdings Ltd.	13,095,800	96
	Henderson Investment Ltd.	1,111,863	95
	EVA Precision Industrial Holdings Ltd.	1,043,049	89
	Parkson Retail Group Ltd.	1,062,150	85
*	New World Department Store China Ltd.	482,000	85
	BOE Varitronix Ltd.	240,699	78
*	Future World Financial Holdings Ltd.	8,133,507	70
	Shenwan Hongyuan HK Ltd.	378,136	67
*,§	Brightoil Petroleum Holdings Ltd.	2,476,222	63
*,§	Camsing International Holding Ltd.	366,000	54
*	Global Brands Group Holding Ltd.	651,774	51
*	Panda Green Energy Group Ltd.	1,324,273	50
*	Sunshine Oilsands Ltd.	4,781,606	47
*,^	Beijing Sports and Entertainment Industry Group Ltd.	875,000	46
§	China Baoli Technologies Holdings Ltd.	3,077,500	39
	China LotSynergy Holdings Ltd.	664,692	23
*	Good Resources Holdings Ltd.	637,470	9
*	Sino Oil And Gas Holdings Ltd.	321,509	5
			597,794
Japan (58.2%)
	Toyota Motor Corp.	2,429,670	156,989
	SoftBank Group Corp.	1,658,970	84,704
	Sony Corp.	1,217,139	69,223
	Mitsubishi UFJ Financial Group Inc.	12,134,972	59,935
	Takeda Pharmaceutical Co. Ltd.	1,481,024	50,971
	Keyence Corp.	87,633	50,288
	Sumitomo Mitsui Financial Group Inc.	1,286,188	44,978
	KDDI Corp.	1,688,966	44,068
	Honda Motor Co. Ltd.	1,694,286	42,155
	Shin-Etsu Chemical Co. Ltd.	387,350	39,438

Recruit Holdings Co. Ltd.	1,163,312	39,393
Nintendo Co. Ltd.	103,695	38,149
Daiichi Sankyo Co. Ltd.	618,349	37,575
Central Japan Railway Co.	175,752	35,328
Mizuho Financial Group Inc.	24,680,470	35,030
Tokio Marine Holdings Inc.	640,524	34,000
Kao Corp.	462,525	33,755
Mitsubishi Corp.	1,252,521	33,633
FANUC Corp.	188,668	33,531
East Japan Railway Co.	355,645	32,604
Daikin Industries Ltd.	258,073	32,031
Hitachi Ltd.	899,128	31,878
Nidec Corp.	226,433	30,278
Fast Retailing Co. Ltd.	49,880	29,919
Nippon Telegraph & Telephone Corp.	622,643	28,101
Shiseido Co. Ltd.	377,238	27,759
Hoya Corp.	357,946	27,448
NTT DOCOMO Inc.	1,136,629	27,253
Canon Inc.	998,611	27,084
Mitsui & Co. Ltd.	1,643,757	26,722
Astellas Pharma Inc.	1,835,601	26,014
Tokyo Electron Ltd.	151,184	25,606
Seven & i Holdings Co. Ltd.	750,249	25,604
ITOCHU Corp.	1,339,092	25,497
Japan Tobacco Inc.	1,152,169	25,387
Murata Manufacturing Co. Ltd.	553,979	25,367
Mitsubishi Electric Corp.	1,919,814	25,074
Oriental Land Co. Ltd.	183,090	24,158
Bridgestone Corp.	583,628	21,910
Mitsubishi Estate Co. Ltd.	1,148,559	21,141
Softbank Corp.	1,562,381	21,052
Mitsui Fudosan Co. Ltd.	914,660	20,648
SMC Corp.	56,329	20,412
Komatsu Ltd.	888,837	19,875
Denso Corp.	442,503	18,782
Terumo Corp.	628,832	18,302
Kyocera Corp.	298,392	18,186
Daiwa House Industry Co. Ltd.	632,270	17,977
ORIX Corp.	1,250,211	17,843
Panasonic Corp.	2,070,335	17,457
Kirin Holdings Co. Ltd.	783,301	16,988
FUJIFILM Holdings Corp.	352,887	16,726
Kubota Corp.	1,080,105	16,661
Suzuki Motor Corp.	417,747	16,337
Sumitomo Corp.	1,089,101	16,161
Asahi Group Holdings Ltd.	370,141	16,033
Toshiba Corp.	501,558	16,003
Dai-ichi Life Holdings Inc.	1,064,995	15,657
MS&AD Insurance Group Holdings Inc.	477,168	15,641
Chugai Pharmaceutical Co. Ltd.	211,246	15,114
Shionogi & Co. Ltd.	272,407	15,082
Otsuka Holdings Co. Ltd.	407,821	14,998
Secom Co. Ltd.	188,297	14,757
Fujitsu Ltd.	186,282	14,537
West Japan Railway Co.	177,080	14,495
JXTG Holdings Inc.	3,003,459	14,134
Sumitomo Realty & Development Co. Ltd.	384,120	13,977

Sompo Holdings Inc.	336,020	13,916
Subaru Corp.	596,448	13,901
Eisai Co. Ltd.	256,734	13,876
Sysmex Corp.	184,011	13,360
Japan Post Holdings Co. Ltd.	1,291,220	12,657
Nippon Steel Corp.	795,116	12,457
Sumitomo Mitsui Trust Holdings Inc.	361,136	12,343
Asahi Kasei Corp.	1,208,716	12,296
Nissan Motor Co. Ltd.	1,875,230	12,189
Olympus Corp.	1,090,120	11,885
Aeon Co. Ltd.	678,938	11,749
Mitsubishi Heavy Industries Ltd.	276,139	11,391
Shimano Inc.	75,833	10,706
Unicharm Corp.	375,334	10,619
Tokyo Gas Co. Ltd.	421,634	10,525
Nomura Holdings Inc.	3,217,414	10,341
Bandai Namco Holdings Inc.	189,343	10,179
Toray Industries Inc.	1,473,578	10,137
NEC Corp.	245,759	10,046
Marubeni Corp.	1,519,343	9,849
Nitori Holdings Co. Ltd.	71,837	9,688
Chubu Electric Power Co. Inc.	679,502	9,592
Sekisui House Ltd.	560,225	9,419
MEIJI Holdings Co. Ltd.	130,299	9,049
Sumitomo Electric Industries Ltd.	728,403	9,012
TDK Corp.	116,927	8,977
Omron Corp.	184,189	8,763
Mitsubishi Chemical Holdings Corp.	1,232,946	8,753
Kansai Electric Power Co. Inc.	706,216	8,721
Resona Holdings Inc.	2,120,424	8,644
Daito Trust Construction Co. Ltd.	65,922	8,501
Ajinomoto Co. Inc.	474,234	8,498
Tokyu Corp.	479,001	8,388
Yaskawa Electric Corp.	251,620	8,327
Kintetsu Group Holdings Co. Ltd.	174,254	8,262
M3 Inc.	408,688	8,233
NTT Data Corp.	615,657	8,084
Toyota Industries Corp.	155,572	8,076
Kikkoman Corp.	177,399	8,065
Pan Pacific International Holdings Corp.	123,652	7,911
Makita Corp.	237,215	7,821
Rakuten Inc.	766,765	7,820
Inpex Corp.	890,332	7,809
Ono Pharmaceutical Co. Ltd.	429,801	7,798
Japan Exchange Group Inc.	523,284	7,669
Hankyu Hanshin Holdings Inc.	214,235	7,521
Advantest Corp.	191,849	7,388
Nitto Denko Corp.	149,947	7,385
* Tokyo Electric Power Co. Holdings Inc.	1,513,507	7,281
Yamaha Corp.	153,361	7,230
Osaka Gas Co. Ltd.	385,565	7,083
Dentsu Inc.	213,973	7,073
Keio Corp.	112,125	6,938
Taisei Corp.	200,690	6,924
Obic Co. Ltd.	64,788	6,903
MINEBEA MITSUMI Inc.	402,599	6,871
Yamato Holdings Co. Ltd.	347,100	6,814

Yakult Honsha Co. Ltd.	119,237	6,723
Yahoo Japan Corp.	2,283,688	6,689
Sumitomo Chemical Co. Ltd.	1,459,030	6,654
JFE Holdings Inc.	502,904	6,649
Odakyu Electric Railway Co. Ltd.	296,356	6,616
Sumitomo Metal Mining Co. Ltd.	231,363	6,572
Nippon Paint Holdings Co. Ltd.	150,479	6,547
Daiwa Securities Group Inc.	1,511,776	6,518
Idemitsu Kosan Co. Ltd.	234,822	6,471
* Nexon Co. Ltd.	401,214	6,351
Toyota Tsusho Corp.	215,807	6,247
Shimadzu Corp.	259,740	6,237
Obayashi Corp.	654,229	6,196
Ricoh Co. Ltd.	661,904	6,063
T&D Holdings Inc.	538,755	6,050
MISUMI Group Inc.	269,011	6,037
Dai Nippon Printing Co. Ltd.	286,080	6,000
Rohm Co. Ltd.	84,619	5,897
Nissan Chemical Corp.	133,942	5,857
Kajima Corp.	445,542	5,730
Tobu Railway Co. Ltd.	198,799	5,652
TOTO Ltd.	140,966	5,644
Santen Pharmaceutical Co. Ltd.	349,307	5,629
Koito Manufacturing Co. Ltd.	111,221	5,560
Isuzu Motors Ltd.	494,154	5,468
AGC Inc.	178,024	5,453
SG Holdings Co. Ltd.	205,700	5,438
Aisin Seiki Co. Ltd.	167,252	5,435
Mazda Motor Corp.	556,332	5,382
Nomura Research Institute Ltd.	297,639	5,270
Nagoya Railroad Co. Ltd.	186,950	5,147
Daifuku Co. Ltd.	93,664	5,123
Sekisui Chemical Co. Ltd.	342,760	5,066
Disco Corp.	27,571	5,060
Keisei Electric Railway Co. Ltd.	136,052	5,001
Trend Micro Inc.	113,922	4,967
SBI Holdings Inc.	217,572	4,947
Asahi Intecc Co. Ltd.	186,752	4,880
Suntory Beverage & Food Ltd.	122,214	4,849
Kose Corp.	28,366	4,835
Lion Corp.	246,221	4,833
Hikari Tsushin Inc.	21,895	4,827
FamilyMart UNY Holdings Co. Ltd.	223,232	4,766
Yamaha Motor Co. Ltd.	270,944	4,751
Nisshin Seifun Group Inc.	250,305	4,730
Hamamatsu Photonics KK	124,739	4,626
* PeptiDream Inc.	82,930	4,613
Tohoku Electric Power Co. Inc.	460,240	4,605
Nikon Corp.	336,004	4,537
Kyushu Electric Power Co. Inc.	453,278	4,504
Kyushu Railway Co.	155,370	4,427
Shimizu Corp.	548,748	4,416
Oji Holdings Corp.	851,109	4,401
LIXIL Group Corp.	253,802	4,390
Marui Group Co. Ltd.	201,958	4,363
Toho Co. Ltd./Tokyo	110,699	4,298
Kobayashi Pharmaceutical Co. Ltd.	59,214	4,225

USS Co. Ltd.	210,057	4,160
Yokogawa Electric Corp.	231,464	4,142
Toppan Printing Co. Ltd.	254,135	4,131
Nissin Foods Holdings Co. Ltd.	66,325	4,117
Ryohin Keikaku Co. Ltd.	23,090	4,099
Suzuken Co. Ltd.	73,593	4,055
Alfresa Holdings Corp.	168,000	4,050
Keikyu Corp.	240,204	4,037
Brother Industries Ltd.	227,457	4,027
Kyowa Kirin Co. Ltd.	243,402	4,012
TIS Inc.	77,225	4,008
Kuraray Co. Ltd.	337,067	3,986
* Renesas Electronics Corp.	676,069	3,973
Otsuka Corp.	100,374	3,958
Persol Holdings Co. Ltd.	162,611	3,933
Seiko Epson Corp.	267,013	3,929
Konami Holdings Corp.	92,506	3,925
Nippon Express Co. Ltd.	69,551	3,920
Concordia Financial Group Ltd.	1,099,733	3,873
Keihan Holdings Co. Ltd.	94,543	3,832
Tosoh Corp.	273,073	3,827
Japan Post Bank Co. Ltd.	393,703	3,825
Pigeon Corp.	104,895	3,825
Sojitz Corp.	1,220,065	3,812
Mitsui Chemicals Inc.	166,588	3,809
NGK Insulators Ltd.	254,605	3,787
Fuji Electric Co. Ltd.	122,700	3,748
Kansai Paint Co. Ltd.	188,286	3,718
CyberAgent Inc.	92,553	3,714
Showa Denko KK	138,359	3,712
NGK Spark Plug Co. Ltd.	193,287	3,691
Tsuruha Holdings Inc.	36,031	3,668
ANA Holdings Inc.	108,368	3,637
Konica Minolta Inc.	437,241	3,623
Sony Financial Holdings Inc.	149,010	3,610
Alps Alpine Co. Ltd.	197,120	3,588
Hoshizaki Corp.	50,756	3,586
NH Foods Ltd.	96,660	3,585
NSK Ltd.	423,710	3,583
Hakuhodo DY Holdings Inc.	227,743	3,572
Nippon Shinyaku Co. Ltd.	49,360	3,557
Electric Power Development Co. Ltd.	158,708	3,553
Japan Airlines Co. Ltd.	112,740	3,530
Sumitomo Heavy Industries Ltd.	109,103	3,517
Toyo Suisan Kaisha Ltd.	87,275	3,510
Stanley Electric Co. Ltd.	140,849	3,493
Hirose Electric Co. Ltd.	33,311	3,490
Chugoku Electric Power Co. Inc.	278,567	3,476
Shizuoka Bank Ltd.	492,699	3,407
Amada Holdings Co. Ltd.	309,069	3,398
Tokyu Fudosan Holdings Corp.	585,719	3,388
Nihon M&A Center Inc.	124,512	3,341
Mitsubishi Materials Corp.	121,468	3,341
Taiheiyo Cement Corp.	118,436	3,326
Coca-Cola Bottlers Japan Holdings Inc.	135,099	3,325
Toho Gas Co. Ltd.	87,182	3,315
Taisho Pharmaceutical Holdings Co. Ltd.	43,310	3,302

Seibu Holdings Inc.	208,004	3,270
Skylark Holdings Co. Ltd.	185,008	3,228
Japan Post Insurance Co. Ltd.	192,576	3,212
ZOZO Inc.	168,368	3,175
MediPal Holdings Corp.	148,451	3,153
Sohgo Security Services Co. Ltd.	64,389	3,121
Hitachi High-Technologies Corp.	61,781	3,113
Yamada Denki Co. Ltd.	702,473	3,099
Nabtesco Corp.	114,621	3,088
Azbil Corp.	128,196	3,060
IHI Corp.	127,265	3,033
Teijin Ltd.	175,106	3,029
Kawasaki Heavy Industries Ltd.	139,155	3,028
JSR Corp.	180,868	2,987
Chiba Bank Ltd.	603,466	2,985
Sumitomo Dainippon Pharma Co. Ltd.	160,362	2,945
SUMCO Corp.	224,652	2,944
Haseko Corp.	268,691	2,911
Hulic Co. Ltd.	336,438	2,890
Fukuoka Financial Group Inc.	157,426	2,883
Taiyo Nippon Sanso Corp.	139,532	2,861
GMO Payment Gateway Inc.	39,392	2,846
COMSYS Holdings Corp.	112,791	2,846
J Front Retailing Co. Ltd.	238,138	2,796
THK Co. Ltd.	110,299	2,780
Isetan Mitsukoshi Holdings Ltd.	346,613	2,756
Hisamitsu Pharmaceutical Co. Inc.	68,403	2,749
Kakaku.com Inc.	130,969	2,720
JGC Corp.	208,514	2,715
Oracle Corp. Japan	32,517	2,700
Bank of Kyoto Ltd.	68,935	2,675
Rohto Pharmaceutical Co. Ltd.	92,747	2,672
Kurita Water Industries Ltd.	105,464	2,662
Relo Group Inc.	100,316	2,658
Mitsubishi Motors Corp.	603,191	2,654
Mitsui OSK Lines Ltd.	107,865	2,646
JTEKT Corp.	221,810	2,630
Hitachi Chemical Co. Ltd.	95,903	2,623
Miura Co. Ltd.	94,843	2,622
House Foods Group Inc.	70,754	2,602
Aozora Bank Ltd.	113,421	2,599
Toyo Seikan Group Holdings Ltd.	148,531	2,593
Ebara Corp.	95,730	2,573
Nippon Yusen KK	153,559	2,558
Nankai Electric Railway Co. Ltd.	106,590	2,554
Sankyu Inc.	47,468	2,548
Square Enix Holdings Co. Ltd.	74,354	2,536
Mebuki Financial Group Inc.	1,014,070	2,502
MonotaRO Co. Ltd.	114,058	2,490
Sega Sammy Holdings Inc.	192,967	2,474
Mitsubishi Tanabe Pharma Corp.	217,102	2,451
Denka Co. Ltd.	85,071	2,448
^ Taiyo Yuden Co. Ltd.	123,681	2,446
Rinnai Corp.	36,236	2,442
Hitachi Construction Machinery Co. Ltd.	103,537	2,428
^ Anritsu Corp.	132,253	2,427
Matsumotokiyoshi Holdings Co. Ltd.	72,734	2,421

Itochu Techno-Solutions Corp.	94,314	2,418
Nichirei Corp.	104,301	2,413
Mitsubishi Gas Chemical Co. Inc.	180,190	2,398
Lawson Inc.	47,971	2,397
Goldwin Inc.	17,416	2,395
Kyowa Exeo Corp.	99,384	2,387
Air Water Inc.	145,969	2,386
Ito En Ltd.	54,434	2,377
Kewpie Corp.	103,774	2,348
Casio Computer Co. Ltd.	204,560	2,334
Park24 Co. Ltd.	107,912	2,332
NOF Corp.	65,072	2,329
Daicel Corp.	273,679	2,316
Nomura Real Estate Holdings Inc.	113,120	2,291
Kamigumi Co. Ltd.	99,385	2,285
Tokyo Tatemono Co. Ltd.	194,539	2,270
Mitsubishi UFJ Lease & Finance Co. Ltd.	423,719	2,245
Iida Group Holdings Co. Ltd.	135,438	2,222
Welcia Holdings Co. Ltd.	47,682	2,216
Shinsei Bank Ltd.	146,273	2,209
Sawai Pharmaceutical Co. Ltd.	39,048	2,154
Ezaki Glico Co. Ltd.	49,358	2,143
NET One Systems Co. Ltd.	79,412	2,095
Sanwa Holdings Corp.	187,374	2,089
DIC Corp.	77,419	2,089
Hino Motors Ltd.	256,356	2,057
Calbee Inc.	72,550	2,047
DeNA Co. Ltd.	107,235	2,045
Nippon Shokubai Co. Ltd.	31,452	2,041
TechnoPro Holdings Inc.	36,141	2,041
Nifco Inc.	82,710	2,040
Nihon Unisys Ltd.	61,899	2,032
Hitachi Metals Ltd.	191,386	2,012
SCREEN Holdings Co. Ltd.	37,017	2,006
Kaneka Corp.	53,830	1,999
Sotetsu Holdings Inc.	74,838	1,976
Ube Industries Ltd.	94,400	1,965
Amano Corp.	65,080	1,958
Nihon Kohden Corp.	71,351	1,952
Kinden Corp.	128,621	1,946
Horiba Ltd.	36,320	1,944
Ulvac Inc.	45,675	1,912
Sumitomo Rubber Industries Ltd.	174,745	1,907
Credit Saison Co. Ltd.	156,425	1,902
Ibiden Co. Ltd.	106,379	1,897
Zensho Holdings Co. Ltd.	87,470	1,879
SCSK Corp.	39,505	1,876
Sharp Corp.	148,815	1,867
Nippon Kayaku Co. Ltd.	158,118	1,859
Yamazaki Baking Co. Ltd.	122,241	1,856
Yokohama Rubber Co. Ltd.	100,512	1,849
^ Tokai Carbon Co. Ltd.	188,586	1,848
Kobe Steel Ltd.	287,206	1,843
Asics Corp.	171,905	1,842
Seino Holdings Co. Ltd.	147,810	1,841
Zenkoku Hosho Co. Ltd.	47,165	1,840
Japan Airport Terminal Co. Ltd.	44,283	1,831

Tokyo Century Corp.	43,983	1,818
Capcom Co. Ltd.	86,868	1,814
AEON Financial Service Co. Ltd.	111,131	1,793
Ship Healthcare Holdings Inc.	39,805	1,789
Seven Bank Ltd.	658,672	1,782
Pola Orbis Holdings Inc.	70,752	1,778
Aeon Mall Co. Ltd.	114,501	1,758
Morinaga & Co. Ltd.	37,310	1,749
Kagome Co. Ltd.	75,234	1,743
Takara Holdings Inc.	168,579	1,740
Nippon Electric Glass Co. Ltd.	77,764	1,739
Lasertec Corp.	36,223	1,723
Tsumura & Co.	62,265	1,716
Mitsubishi Logistics Corp.	64,300	1,710
Sundrug Co. Ltd.	61,493	1,700
Sankyo Co. Ltd.	49,078	1,690
ABC-Mart Inc.	26,066	1,647
Hachijuni Bank Ltd.	437,106	1,647
Takashimaya Co. Ltd.	143,357	1,644
Fancl Corp.	64,668	1,625
Mabuchi Motor Co. Ltd.	46,961	1,621
Cosmos Pharmaceutical Corp.	8,759	1,613
Nippon Paper Industries Co. Ltd.	91,409	1,612
Sumitomo Forestry Co. Ltd.	128,686	1,611
NOK Corp.	108,629	1,595
Benesse Holdings Inc.	67,918	1,590
* LINE Corp.	49,910	1,587
Zeon Corp.	137,214	1,587
Nippon Suisan Kaisha Ltd.	251,275	1,584
K's Holdings Corp.	173,560	1,583
SHO-BOND Holdings Co. Ltd.	45,986	1,579
Sugi Holdings Co. Ltd.	32,731	1,576
Daiichikosho Co. Ltd.	37,907	1,566
Furukawa Electric Co. Ltd.	58,273	1,563
Shimamura Co. Ltd.	21,951	1,552
PALTAC Corp.	31,752	1,550
OKUMA Corp.	29,640	1,541
Yamaguchi Financial Group Inc.	220,304	1,538
Kaken Pharmaceutical Co. Ltd.	31,739	1,538
Rengo Co. Ltd.	202,426	1,537
Nishi-Nippon Railroad Co. Ltd.	72,647	1,532
Sushiro Global Holdings Ltd.	24,617	1,510
Maruichi Steel Tube Ltd.	57,227	1,507
Ain Holdings Inc.	27,307	1,494
Morinaga Milk Industry Co. Ltd.	38,313	1,487
Nagase & Co. Ltd.	101,685	1,481
Tokuyama Corp.	64,282	1,480
Mani Inc.	20,305	1,459
Izumi Co. Ltd.	38,615	1,448
OSG Corp.	72,397	1,437
Aica Kogyo Co. Ltd.	49,555	1,428
FP Corp.	22,893	1,411
Kyushu Financial Group Inc.	367,791	1,396
Chugoku Bank Ltd.	159,101	1,391
Bic Camera Inc.	140,893	1,389
Ushio Inc.	108,537	1,385
Gunma Bank Ltd.	401,172	1,382

Sumitomo Osaka Cement Co. Ltd.	36,126	1,380
Shikoku Electric Power Co. Inc.	146,425	1,377
DMG Mori Co. Ltd.	94,724	1,372
GS Yuasa Corp.	73,138	1,368
Acom Co. Ltd.	385,326	1,361
ADEKA Corp.	92,038	1,346
Hitachi Transport System Ltd.	43,199	1,344
Infomart Corp.	98,816	1,333
Hiroshima Bank Ltd.	277,626	1,327
Sapporo Holdings Ltd.	58,308	1,315
Glory Ltd.	49,743	1,314
Wacoal Holdings Corp.	53,967	1,309
Dowa Holdings Co. Ltd.	41,329	1,305
TS Tech Co. Ltd.	47,261	1,301
Open House Co. Ltd.	29,862	1,301
Fuji Oil Holdings Inc.	42,190	1,299
Penta-Ocean Construction Co. Ltd.	267,475	1,295
Cosmo Energy Holdings Co. Ltd.	62,701	1,292
Hazama Ando Corp.	186,959	1,289
Toyoda Gosei Co. Ltd.	70,059	1,288
en-japan Inc.	30,900	1,268
Toyo Tire Corp.	96,830	1,265
Pilot Corp.	33,384	1,261
Citizen Watch Co. Ltd.	250,881	1,249
Iyo Bank Ltd.	256,025	1,244
Iwatani Corp.	37,611	1,242
Kureha Corp.	18,726	1,241
Toda Corp.	224,120	1,228
Fukuyama Transporting Co. Ltd.	32,445	1,222
Daido Steel Co. Ltd.	32,145	1,220
Nipro Corp.	110,048	1,220
NTN Corp.	437,717	1,215
Toagosei Co. Ltd.	116,214	1,202
NHK Spring Co. Ltd.	153,241	1,202
Kyudenko Corp.	38,718	1,199
Topcon Corp.	102,614	1,198
Hokuhoku Financial Group Inc.	119,205	1,194
Tokyo Ohka Kogyo Co. Ltd.	35,216	1,191
Mitsui Mining & Smelting Co. Ltd.	51,345	1,180
Outsourcing Inc.	98,430	1,172
Fuji Seal International Inc.	39,803	1,166
* Hokuriku Electric Power Co.	161,642	1,158
^ Yoshinoya Holdings Co. Ltd.	59,502	1,155
Meitec Corp.	22,381	1,153
Maeda Road Construction Co. Ltd.	53,829	1,142
Tomy Co. Ltd.	88,986	1,137
Jafco Co. Ltd.	30,655	1,136
Justsystems Corp.	33,642	1,135
Fuyo General Lease Co. Ltd.	19,111	1,134
Nikkon Holdings Co. Ltd.	48,353	1,130
^ Sanrio Co. Ltd.	55,876	1,127
Kansai Mirai Financial Group Inc.	166,732	1,120
Miraca Holdings Inc.	49,442	1,118
IBJ Leasing Co. Ltd.	44,266	1,111
Japan Lifeline Co. Ltd.	63,108	1,111
Systena Corp.	66,580	1,106
NS Solutions Corp.	32,748	1,103

	Kotobuki Spirits Co. Ltd.	18,613	1,098
	Kokuyo Co. Ltd.	81,307	1,097
	Tsubakimoto Chain Co.	33,444	1,096
	Inaba Denki Sangyo Co. Ltd.	23,780	1,095
	Sumitomo Bakelite Co. Ltd.	32,050	1,090
	Shochiku Co. Ltd.	9,956	1,090
	Ariake Japan Co. Ltd.	17,617	1,089
	Duskin Co. Ltd.	41,095	1,088
	Koei Tecmo Holdings Co. Ltd.	56,487	1,082
	Nippon Light Metal Holdings Co. Ltd.	591,746	1,082
	Mochida Pharmaceutical Co. Ltd.	25,680	1,079
	Nippon Gas Co. Ltd.	38,417	1,078
	Nisshinbo Holdings Inc.	136,311	1,061
	SMS Co. Ltd.	47,368	1,052
	Nomura Co. Ltd.	77,640	1,051
	Kyoritsu Maintenance Co. Ltd.	24,288	1,046
	Toyobo Co. Ltd.	83,592	1,043
	Toho Holdings Co. Ltd.	46,760	1,040
	Kusuri no Aoki Holdings Co. Ltd.	15,726	1,040
	NSD Co. Ltd.	33,726	1,039
	Daishi Hokuetsu Financial Group Inc.	39,048	1,038
	Oki Electric Industry Co. Ltd.	77,810	1,035
	Nishi-Nippon Financial Holdings Inc.	146,142	1,032
	Benefit One Inc.	60,380	1,031
*,^	Kawasaki Kisen Kaisha Ltd.	80,514	1,029
	Mirait Holdings Corp.	69,438	1,025
	Colowide Co. Ltd.	52,537	1,024
	Digital Garage Inc.	29,748	1,022
	Shiga Bank Ltd.	46,264	1,020
	Kenedix Inc.	199,108	1,009
	Unizo Holdings Co. Ltd.	31,092	1,009
	Japan Steel Works Ltd.	57,881	1,008
	As One Corp.	12,142	1,005
	Hokkaido Electric Power Co. Inc.	173,870	984
	Round One Corp.	64,701	983
	Nihon Parkerizing Co. Ltd.	88,151	982
	JCR Pharmaceuticals Co. Ltd.	13,933	980
	Tokyo Seimitsu Co. Ltd.	34,921	979
	Yaoko Co. Ltd.	21,301	975
	Fuji Corp.	73,036	974
	Maruha Nichiro Corp.	33,132	968
	Heiwa Corp.	47,156	968
	Digital Arts Inc.	9,556	967
	77 Bank Ltd.	67,270	959
	Okumura Corp.	33,585	957
	cocokara fine Inc.	18,115	955
	Kumagai Gumi Co. Ltd.	35,537	950
	Tadano Ltd.	105,566	949
	Maeda Corp.	126,477	948
	Autobacs Seven Co. Ltd.	58,214	947
	GungHo Online Entertainment Inc.	35,865	946
	Sangetsu Corp.	52,005	943
	GMO internet Inc.	57,912	941
	Lintec Corp.	44,467	936
	Fuji Soft Inc.	20,803	935
	Fujikura Ltd.	255,322	934
	Milbon Co. Ltd.	19,014	928

Toei Co. Ltd.	6,768	928
Takasago Thermal Engineering Co. Ltd.	59,898	925
H2O Retailing Corp.	81,800	925
Sakata Seed Corp.	28,550	923
Nishimatsu Construction Co. Ltd.	48,741	921
Hanwa Co. Ltd.	33,729	919
Katitas Co. Ltd.	23,900	918
Nichias Corp.	50,939	912
Nippo Corp.	47,663	908
Iriso Electronics Co. Ltd.	19,707	899
Kandenko Co. Ltd.	102,714	896
Fuji Kyuko Co. Ltd.	23,293	895
Resorttrust Inc.	61,294	888
Daiwabo Holdings Co. Ltd.	18,316	888
Fujitec Co. Ltd.	71,040	886
DTS Corp.	40,412	883
Makino Milling Machine Co. Ltd.	20,813	868
TOKAI Holdings Corp.	101,575	867
Menicon Co. Ltd.	23,392	860
Shima Seiki Manufacturing Ltd.	29,368	858
Kanematsu Corp.	74,614	856
Jeol Ltd.	38,024	854
Matsui Securities Co. Ltd.	102,923	854
Daiseki Co. Ltd.	35,920	854
Central Glass Co. Ltd.	37,116	844
Taikisha Ltd.	28,267	843
Takara Bio Inc.	42,786	840
Shimachu Co. Ltd.	37,888	836
Hitachi Capital Corp.	40,802	836
Yamato Kogyo Co. Ltd.	32,154	832
Takuma Co. Ltd.	69,952	830
Megmilk Snow Brand Co. Ltd.	38,706	827
Daio Paper Corp.	68,266	815
San-In Godo Bank Ltd.	134,698	814
Paramount Bed Holdings Co. Ltd.	21,211	811
Canon Marketing Japan Inc.	42,189	808
Fujitsu General Ltd.	50,340	804
KH Neochem Co. Ltd.	32,437	804
Kumiai Chemical Industry Co. Ltd.	97,337	800
Mandom Corp.	33,827	796
Itoham Yonekyu Holdings Inc.	121,136	794
Japan Elevator Service Holdings Co. Ltd.	31,300	790
JINS Holdings Inc.	14,930	786
Ogaki Kyoritsu Bank Ltd.	36,419	783
Toyota Boshoku Corp.	55,726	782
Noevir Holdings Co. Ltd.	14,927	779
Nachi-Fujikoshi Corp.	18,513	779
Senko Group Holdings Co. Ltd.	98,810	774
Okamura Corp.	79,323	773
HIS Co. Ltd.	31,648	772
Aoyama Trading Co. Ltd.	41,382	771
Nikkiso Co. Ltd.	60,120	769
Ichigo Inc.	212,243	767
EDION Corp.	80,757	766
Tokyo Dome Corp.	82,967	764
Kanamoto Co. Ltd.	29,575	760
United Arrows Ltd.	26,378	756

	Ichibanya Co. Ltd.	16,024	755
	Totetsu Kogyo Co. Ltd.	27,570	754
	Asahi Holdings Inc.	35,858	745
	Toshiba TEC Corp.	25,087	744
	San-A Co. Ltd.	18,516	743
	Tokai Rika Co. Ltd.	45,370	743
	DCM Holdings Co. Ltd.	78,662	742
	Trusco Nakayama Corp.	35,918	738
	Elecom Co. Ltd.	20,311	735
^	Create Restaurants Holdings Inc.	49,088	733
	Toyo Ink SC Holdings Co. Ltd.	33,522	732
	Japan Material Co. Ltd.	56,236	732
	Awa Bank Ltd.	32,223	731
	Gunze Ltd.	16,422	730
	Tokyo Steel Manufacturing Co. Ltd.	96,049	730
	Valor Holdings Co. Ltd.	35,225	727
	Nippon Flour Mills Co. Ltd.	45,963	725
	Nippon Seiki Co. Ltd.	41,291	723
	Nichiha Corp.	27,668	722
	Kiyo Bank Ltd.	55,400	722
	Sumitomo Mitsui Construction Co. Ltd.	134,732	716
	Funai Soken Holdings Inc.	31,056	709
	Eizo Corp.	19,110	701
	Atom Corp.	75,551	692
	Keiyo Bank Ltd.	113,653	692
	Tsubaki Nakashima Co. Ltd.	40,102	691
	Showa Sangyo Co. Ltd.	24,486	691
	Heiwa Real Estate Co. Ltd.	32,835	690
	Japan Petroleum Exploration Co. Ltd.	31,637	689
	Anicom Holdings Inc.	19,734	687
^	Orient Corp.	585,045	685
	Hokkoku Bank Ltd.	24,584	683
*	euglena Co. Ltd.	68,008	670
	Nippon Soda Co. Ltd.	26,572	668
	Shinmaywa Industries Ltd.	53,329	667
	Nippon Signal Company Ltd.	59,921	665
	Takara Standard Co. Ltd.	42,181	661
	Kissei Pharmaceutical Co. Ltd.	26,552	656
	Okamoto Industries Inc.	14,131	656
	Ohsho Food Service Corp.	10,650	655
	ZERIA Pharmaceutical Co. Ltd.	35,905	652
	Mitsubishi Pencil Co. Ltd.	41,892	648
	Arcs Co. Ltd.	31,141	648
	Prestige International Inc.	42,303	648
	Showa Corp.	48,072	647
	Kato Sangyo Co. Ltd.	21,899	646
	Royal Holdings Co. Ltd.	25,979	645
	Towa Pharmaceutical Co. Ltd.	25,680	644
*,^	Suruga Bank Ltd.	167,783	637
	OBIC Business Consultants Co. Ltd.	14,732	634
	Macnica Fuji Electronics Holdings Inc.	45,659	633
	Koshidaka Holdings Co. Ltd.	44,668	632
	Pacific Industrial Co. Ltd.	44,892	632
	Juroku Bank Ltd.	30,837	629
	Starts Corp. Inc.	26,560	628
	Hokuetsu Corp.	126,056	626
	Tokyo Broadcasting System Holdings Inc.	36,837	624

Toshiba Plant Systems & Services Corp.	37,231	623
Tokai Tokyo Financial Holdings Inc.	203,034	616
* Aiful Corp.	301,642	615
Sumitomo Warehouse Co. Ltd.	47,636	613
NichiiGakkan Co. Ltd.	38,720	613
Meidensha Corp.	39,715	612
Saizeriya Co. Ltd.	26,181	612
FCC Co. Ltd.	31,438	611
Kameda Seika Co. Ltd.	13,038	609
Nisshin Oillio Group Ltd.	20,890	609
North Pacific Bank Ltd.	272,893	608
Fuji Media Holdings Inc.	46,684	607
Hosiden Corp.	54,634	607
Yamazen Corp.	63,692	605
Japan Aviation Electronics Industry Ltd.	43,391	604
Joyful Honda Co. Ltd.	53,514	604
Okinawa Electric Power Co. Inc.	38,795	603
Nitto Boseki Co. Ltd.	26,769	602
Kobe Bussan Co. Ltd.	10,750	601
Max Co. Ltd.	38,018	600
Topre Corp.	39,812	597
* Mitsui E&S Holdings Co. Ltd.	67,957	596
Hogy Medical Co. Ltd.	21,396	595
MOS Food Services Inc.	26,586	592
Seiren Co. Ltd.	42,982	592
Maxell Holdings Ltd.	46,202	591
Hitachi Zosen Corp.	164,434	590
CKD Corp.	53,545	587
TKC Corp.	14,032	583
Morita Holdings Corp.	35,516	583
Komeri Co. Ltd.	28,370	583
Transcosmos Inc.	27,377	582
Musashi Seimitsu Industry Co. Ltd.	44,404	581
Nanto Bank Ltd.	27,021	580
Raito Kogyo Co. Ltd.	43,988	579
Exedy Corp.	28,363	578
^ Miroku Jyoho Service Co. Ltd.	18,412	575
Unipres Corp.	35,220	573
Chudenko Corp.	26,182	573
BML Inc.	20,803	571
NEC Networks & System Integration Corp.	21,995	569
Ryosan Co. Ltd.	23,278	568
Nippon Densetsu Kogyo Co. Ltd.	29,638	568
Earth Corp.	13,239	568
Kitz Corp.	83,288	566
KYORIN Holdings Inc.	33,587	565
Ai Holdings Corp.	36,136	564
Kohnan Shoji Co. Ltd.	25,877	564
KOMEDA Holdings Co. Ltd.	30,458	564
Nippon Steel Trading Corp.	14,035	563
Descente Ltd.	36,288	563
Sato Holdings Corp.	23,293	563
Nissan Shatai Co. Ltd.	66,710	558
* KYB Corp.	19,627	557
Shibuya Corp.	20,104	556
Bank of Okinawa Ltd.	18,080	556
Kisoji Co. Ltd.	23,200	555

Yodogawa Steel Works Ltd.	29,070	553
Bank of Nagoya Ltd.	17,818	553
Nagaileben Co. Ltd.	26,483	552
Sekisui Jushi Corp.	28,971	552
Daihen Corp.	19,907	551
Kadokawa Corp.	43,144	548
Hamakyorex Co. Ltd.	15,329	548
S Foods Inc.	17,736	544
Adastria Co. Ltd.	27,572	540
Onward Holdings Co. Ltd.	104,959	538
Keihin Corp.	38,599	536
Prima Meat Packers Ltd.	28,565	535
Seiko Holdings Corp.	27,493	534
Zenrin Co. Ltd.	28,895	531
Computer Engineering & Consulting Ltd.	23,828	530
Idec Corp.	29,479	529
Nissin Kogyo Co. Ltd.	38,523	529
^ Monex Group Inc.	178,218	529
Nissin Electric Co. Ltd.	45,690	525
Internet Initiative Japan Inc.	28,073	525
Inabata & Co. Ltd.	40,298	524
Financial Products Group Co. Ltd.	59,518	524
Aeon Delight Co. Ltd.	17,514	522
Jaccs Co. Ltd.	26,184	521
Ringer Hut Co. Ltd.	22,198	521
Yondoshi Holdings Inc.	21,718	520
Nichicon Corp.	63,014	519
EPS Holdings Inc.	33,649	518
Nojima Corp.	32,150	518
Takeuchi Manufacturing Co. Ltd.	33,441	517
Sakai Moving Service Co. Ltd.	8,659	516
Hyakugo Bank Ltd.	175,738	515
Hirata Corp.	8,415	515
Shoei Co. Ltd.	12,300	514
Aomori Bank Ltd.	20,910	512
San-Ai Oil Co. Ltd.	53,242	512
Musashino Bank Ltd.	26,451	511
Axial Retailing Inc.	14,734	510
Nitta Corp.	18,511	510
Wacom Co. Ltd.	144,631	509
Japan Wool Textile Co. Ltd.	61,500	509
Shinko Electric Industries Co. Ltd.	63,093	507
Toridoll Holdings Corp.	22,400	506
SKY Perfect JSAT Holdings Inc.	127,830	504
Taiyo Holdings Co. Ltd.	16,420	504
Modec Inc.	18,909	502
Nippon Ceramic Co. Ltd.	19,210	501
^ Zojirushi Corp.	41,398	499
TOMONY Holdings Inc.	152,708	496
ASKUL Corp.	19,905	496
Hiday Hidaka Corp.	25,649	496
United Super Markets Holdings Inc.	55,835	495
Futaba Corp.	37,135	494
Sanken Electric Co. Ltd.	23,596	493
Noritake Co. Ltd.	12,640	492
Sanyo Chemical Industries Ltd.	10,352	492
Heiwado Co. Ltd.	26,762	491

	Solasto Corp.	45,000	491
	Nitto Kogyo Corp.	25,777	491
	Nippon Sheet Glass Co. Ltd.	78,382	490
	Tokyu Construction Co. Ltd.	71,380	488
	Nichi-iko Pharmaceutical Co. Ltd.	42,505	487
	Saibu Gas Co. Ltd.	23,192	484
	Maruwa Co. Ltd.	7,862	484
	Yamagata Bank Ltd.	33,058	483
	Okasan Securities Group Inc.	134,956	482
	Eiken Chemical Co. Ltd.	28,556	480
	UACJ Corp.	29,269	479
	Relia Inc.	40,506	479
	Ryobi Ltd.	25,677	476
	Sanki Engineering Co. Ltd.	42,198	475
	Yokogawa Bridge Holdings Corp.	30,559	475
	Gree Inc.	100,639	472
	TPR Co. Ltd.	27,172	471
	Create SD Holdings Co. Ltd.	20,999	470
	Oita Bank Ltd.	16,529	468
	Komori Corp.	46,187	466
	Nissha Co. Ltd.	39,928	463
	Aida Engineering Ltd.	58,434	463
*,^	Leopalace21 Corp.	220,876	462
	Bank of the Ryukyus Ltd.	44,542	462
	Kintetsu World Express Inc.	34,435	462
	Yuasa Trading Co. Ltd.	16,326	460
	Osaka Soda Co. Ltd.	18,819	459
	Toshiba Machine Co. Ltd.	20,793	457
	Doutor Nichires Holdings Co. Ltd.	24,671	454
	Bell System24 Holdings Inc.	31,848	454
	Seikagaku Corp.	41,322	453
	TSI Holdings Co. Ltd.	83,884	453
	Broadleaf Co. Ltd.	85,626	450
	Wakita & Co. Ltd.	44,899	450
	Senshu Ikeda Holdings Inc.	244,764	449
	Nishio Rent All Co. Ltd.	16,033	448
	Japan Securities Finance Co. Ltd.	88,281	448
	Maruzen Showa Unyu Co. Ltd.	15,038	447
	Piolax Inc.	24,888	446
	SAMTY Co. Ltd.	27,900	444
	Daikyonishikawa Corp.	53,745	442
	Maruwa Unyu Kikan Co. Ltd.	10,347	442
	Bunka Shutter Co. Ltd.	53,848	441
	MCJ Co. Ltd.	60,108	440
	Daibiru Corp.	47,487	439
	Macromill Inc.	37,687	438
	Bank of Iwate Ltd.	17,724	436
	Toho Bank Ltd.	181,450	435
	Plenus Co. Ltd.	26,490	435
	Monogatari Corp.	5,071	431
	T-Gaia Corp.	21,304	431
	Sintokogio Ltd.	50,978	429
	FULLCAST Holdings Co. Ltd.	20,896	427
*,^	Japan Display Inc.	622,239	425
	Dip Corp.	20,706	425
	Pressance Corp.	30,463	424
	Chofu Seisakusho Co. Ltd.	20,911	424

	Tsukishima Kikai Co. Ltd.	35,837	424
	Furukawa Co. Ltd.	32,447	423
	Konoike Transport Co. Ltd.	27,359	423
	Token Corp.	7,366	423
	Sakata INX Corp.	42,106	423
	Arata Corp.	13,049	422
	Shizuoka Gas Co. Ltd.	54,638	422
	Nohmi Bosai Ltd.	20,600	420
*	M&A Capital Partners Co. Ltd.	6,272	419
	Mizuno Corp.	18,215	418
	Tokyotokeiba Co. Ltd.	14,630	418
	Giken Ltd.	14,237	417
^	Siix Corp.	32,836	415
	V Technology Co. Ltd.	8,758	412
	Fujimori Kogyo Co. Ltd.	15,330	412
	Hyakujushi Bank Ltd.	20,678	412
	Chugoku Marine Paints Ltd.	54,936	411
	Tamura Corp.	72,847	410
	Futaba Industrial Co. Ltd.	58,929	409
	Life Corp.	19,810	408
	Optex Group Co. Ltd.	32,268	408
	JCU Corp.	21,698	407
	Riso Kyoiku Co. Ltd.	87,100	407
^	Kitanotatsujin Corp.	62,800	406
*	Vision Inc.	8,471	405
	Oiles Corp.	28,471	404
*,^	Chiyoda Corp.	150,408	404
	Topy Industries Ltd.	18,918	403
	Takasago International Corp.	14,633	402
	ZIGExN Co. Ltd.	56,000	401
	Star Micronics Co. Ltd.	30,543	401
	Ricoh Leasing Co. Ltd.	13,037	400
	Nishimatsuya Chain Co. Ltd.	49,480	399
^	Nippon Carbon Co. Ltd.	10,351	397
	Sanyo Denki Co. Ltd.	9,159	396
	Noritz Corp.	32,141	393
	Mitsuboshi Belting Ltd.	21,401	392
	Kurabo Industries Ltd.	20,204	389
	Retail Partners Co. Ltd.	34,700	389
	Press Kogyo Co. Ltd.	85,993	389
	Daiho Corp.	15,624	388
	Kura Sushi Inc.	9,455	388
	Obara Group Inc.	11,145	386
	Ishihara Sangyo Kaisha Ltd.	36,239	385
	Fujimi Inc.	18,610	385
	Information Services International-Dentsu Ltd.	11,046	384
	Mitsubishi Shokuhin Co. Ltd.	15,135	381
	Teikoku Sen-I Co. Ltd.	20,803	381
	Avex Inc.	29,555	380
	Kyokuto Kaihatsu Kogyo Co. Ltd.	30,762	380
	Nippon Television Holdings Inc.	27,562	379
	T Hasegawa Co. Ltd.	21,399	378
	Belc Co. Ltd.	8,158	378
	Koa Corp.	31,369	378
	Mitsuuroko Group Holdings Co. Ltd.	48,500	375
	Keihanshin Building Co. Ltd.	34,031	375
	Konishi Co. Ltd.	26,280	374

	Tokyo Kiraboshi Financial Group Inc.	27,965	374
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	13,519	373
	Tsurumi Manufacturing Co. Ltd.	22,104	373
	TV Asahi Holdings Corp.	22,700	372
	Yokohama Reito Co. Ltd.	39,527	371
	Tocalo Co. Ltd.	49,556	370
	Miyazaki Bank Ltd.	15,371	370
	Fuso Chemical Co. Ltd.	17,712	370
^	Nextage Co. Ltd.	32,700	370
	Itochu Enex Co. Ltd.	45,588	369
	Raiznext Corp.	34,623	368
	Shoei Foods Corp.	12,841	367
	San ju San Financial Group Inc.	24,673	367
	Tosho Co. Ltd.	14,731	366
	Fujicco Co. Ltd.	20,301	366
	Enplas Corp.	11,451	366
	Bando Chemical Industries Ltd.	42,203	364
	Tayca Corp.	17,288	364
	Tachi-S Co. Ltd.	28,371	364
	Tsugami Corp.	45,062	362
	Inageya Co. Ltd.	26,665	361
	Tanseisha Co. Ltd.	30,449	361
	Joshin Denki Co. Ltd.	18,914	361
	Shikoku Chemicals Corp.	34,344	360
	Ichikoh Industries Ltd.	56,244	360
	Marudai Food Co. Ltd.	19,196	359
	Doshisha Co. Ltd.	22,997	358
	Qol Holdings Co. Ltd.	23,827	358
	VT Holdings Co. Ltd.	90,694	356
	Sodick Co. Ltd.	39,714	356
	Japan Pulp & Paper Co. Ltd.	10,549	355
	Riso Kagaku Corp.	22,383	353
	METAWATER Co. Ltd.	10,548	353
	Noritsu Koki Co. Ltd.	20,205	353
	Ehime Bank Ltd.	35,241	352
	AOKI Holdings Inc.	35,723	350
	Yellow Hat Ltd.	27,366	350
	Maeda Kosen Co. Ltd.	20,900	350
	Akatsuki Inc.	5,200	349
	Rheon Automatic Machinery Co. Ltd.	20,786	349
	Fixstars Corp.	21,100	349
^	Vital KSK Holdings Inc.	35,942	348
	Kyoei Steel Ltd.	20,502	347
	Toppan Forms Co. Ltd.	39,816	347
	Belluna Co. Ltd.	53,677	347
	Sakai Chemical Industry Co. Ltd.	15,028	345
	Akita Bank Ltd.	18,824	345
	Strike Co. Ltd.	14,230	344
	Geo Holdings Corp.	26,164	344
*	ARTERIA Networks Corp.	30,200	343
	JVCKenwood Corp.	153,475	343
	Fukushima Industries Corp.	11,048	343
	ESPEC Corp.	16,612	341
	Foster Electric Co. Ltd.	19,498	341
^	Aruhi Corp.	18,121	340
*,^	Istyle Inc.	45,076	340
	Tokai Corp.	17,218	339

^	J Trust Co. Ltd.	77,543	339
	World Co. Ltd.	17,100	338
	Dexerials Corp.	50,980	336
*,^	RENOVA Inc.	43,300	336
	Argo Graphics Inc.	14,800	335
	Riken Keiki Co. Ltd.	18,920	335
	Yamanashi Chuo Bank Ltd.	32,056	334
	Asahi Diamond Industrial Co. Ltd.	53,960	333
	Trancom Co. Ltd.	5,772	333
	Pack Corp.	10,946	331
	Denki Kogyo Co. Ltd.	11,746	330
	Taihei Dengyo Kaisha Ltd.	15,930	329
	Nippon Thompson Co. Ltd.	71,494	327
	Tamron Co. Ltd.	14,627	327
	Tonami Holdings Co. Ltd.	6,269	326
	Nippon Koei Co. Ltd.	14,835	325
^	DyDo Group Holdings Inc.	8,259	324
	Aichi Bank Ltd.	9,459	324
	Tosei Corp.	30,673	323
	Restar Holdings Corp.	21,427	322
	Chubu Shiryo Co. Ltd.	27,979	322
	Mitsui Sugar Co. Ltd.	15,029	321
	Aichi Steel Corp.	10,247	320
*	Open Door Inc.	12,700	319
	Future Corp.	17,916	319
	Kenko Mayonnaise Co. Ltd.	13,938	318
	Meisei Industrial Co. Ltd.	45,984	318
	Riken Corp.	8,160	318
	JAC Recruitment Co. Ltd.	13,734	318
	PAL GROUP Holdings Co. Ltd.	10,151	317
	Ryoyo Electro Corp.	19,006	315
	Sinfonia Technology Co. Ltd.	27,478	315
	Tekken Corp.	11,842	315
	TOC Co. Ltd.	49,392	314
	Chiyoda Co. Ltd.	21,187	313
	Toho Zinc Co. Ltd.	14,538	311
	eGuarantee Inc.	29,000	311
	Pasona Group Inc.	20,420	311
	Marusan Securities Co. Ltd.	61,729	310
	Central Security Patrols Co. Ltd.	6,902	310
	Tachibana Eletech Co. Ltd.	19,900	309
^	Sourcenext Corp.	81,800	308
	Sanyo Electric Railway Co. Ltd.	15,723	308
	J-Oil Mills Inc.	8,558	307
	Shinko Shoji Co. Ltd.	17,415	307
	Fukui Bank Ltd.	23,996	306
	Kanematsu Electronics Ltd.	11,145	306
	Shikoku Bank Ltd.	35,436	306
	Takara Leben Co. Ltd.	87,412	305
	Fuji Co. Ltd.	18,016	305
	Sanshin Electronics Co. Ltd.	18,183	305
	GLOBERIDE Inc.	10,200	304
	Dai-Dan Co. Ltd.	14,869	302
	Intage Holdings Inc.	35,650	301
	Arcland Sakamoto Co. Ltd.	24,880	301
	Okabe Co. Ltd.	38,911	299
	Takamatsu Construction Group Co. Ltd.	14,229	299

Mitsubishi Logisnext Co. Ltd.	29,161	298
Sogo Medical Holdings Co. Ltd.	19,718	298
LEC Inc.	25,384	298
Hioki EE Corp.	8,759	298
Nittetsu Mining Co. Ltd.	6,872	298
Valqua Ltd.	14,931	298
Mitsui High-Tec Inc.	25,288	297
COLOPL Inc.	48,282	296
Anest Iwata Corp.	35,050	296
Sun Frontier Fudousan Co. Ltd.	29,004	295
KFC Holdings Japan Ltd.	14,934	293
^ Micronics Japan Co. Ltd.	30,647	292
Hokuto Corp.	17,105	292
^ Megachips Corp.	19,517	291
Kanto Denka Kogyo Co. Ltd.	42,587	291
PIA Corp.	6,871	290
Sanyo Special Steel Co. Ltd.	21,177	290
Mitsui-Soko Holdings Co. Ltd.	20,400	289
Toyo Tanso Co. Ltd.	15,035	289
Hibiya Engineering Ltd.	15,995	288
Cybozu Inc.	24,388	288
Nippon Road Co. Ltd.	5,174	288
Sinko Industries Ltd.	20,109	287
Starzen Co. Ltd.	7,466	287
YAMABIKO Corp.	33,747	286
Key Coffee Inc.	14,522	284
LIFULL Co. Ltd.	61,339	284
G-Tekt Corp.	19,404	283
W-Scope Corp.	25,883	282
^ OSAKA Titanium Technologies Co. Ltd.	17,314	282
Shindengen Electric Manufacturing Co. Ltd.	8,664	281
Juki Corp.	31,063	280
Sankyo Tateyama Inc.	24,977	280
eRex Co. Ltd.	28,561	280
Daito Pharmaceutical Co. Ltd.	10,050	280
KAWADA TECHNOLOGIES Inc.	4,080	280
Union Tool Co.	9,356	279
Eagle Industry Co. Ltd.	27,976	279
Kaga Electronics Co. Ltd.	18,318	279
Torii Pharmaceutical Co. Ltd.	11,642	279
Daiken Corp.	14,035	278
Melco Holdings Inc.	10,659	278
CMK Corp.	48,581	277
Canon Electronics Inc.	16,916	277
Kappa Create Co. Ltd.	21,493	275
Sagami Holdings Corp.	21,911	274
Sumitomo Seika Chemicals Co. Ltd.	8,759	274
Goldcrest Co. Ltd.	15,126	273
Nippon Chemi-Con Corp.	17,796	272
Osaki Electric Co. Ltd.	45,210	272
Matsuya Co. Ltd.	36,619	270
Tokushu Tokai Paper Co. Ltd.	7,860	270
* KLab Inc.	32,964	270
ValueCommerce Co. Ltd.	15,500	268
Sumitomo Riko Co. Ltd.	34,333	266
Mie Kotsu Group Holdings Inc.	51,136	266
Roland DG Corp.	12,646	265

Shin-Etsu Polymer Co. Ltd.	37,332	263
Riken Vitamin Co. Ltd.	8,364	263
Toyo Construction Co. Ltd.	66,670	262
Pacific Metals Co. Ltd.	13,833	262
Kourakuen Holdings Corp.	9,457	262
Achilles Corp.	13,930	260
Xebio Holdings Co. Ltd.	23,498	260
Yorozu Corp.	19,813	260
Advan Co. Ltd.	25,587	260
St. Marc Holdings Co. Ltd.	12,234	260
^ Kamakura Shinsho Ltd.	18,700	259
Trust Tech Inc.	18,174	259
Hosokawa Micron Corp.	6,371	258
Rorze Corp.	10,556	257
Yurtec Corp.	38,451	255
Japan Transcity Corp.	55,776	255
Neturen Co. Ltd.	32,940	254
Uchida Yoko Co. Ltd.	8,159	254
SBS Holdings Inc.	17,200	254
Katakura Industries Co. Ltd.	22,201	253
Fujibo Holdings Inc.	10,449	253
Nippon Kanzai Co. Ltd.	15,025	253
Shinwa Co. Ltd.	12,149	253
Kanaden Corp.	19,716	253
Daiwa Industries Ltd.	25,477	252
Daido Metal Co. Ltd.	41,934	252
Alconix Corp.	21,120	252
Towa Bank Ltd.	37,747	250
Matsuyafoods Holdings Co. Ltd.	7,563	249
Ines Corp.	23,388	249
^ Hoosiers Holdings	43,400	247
Okuwa Co. Ltd.	24,877	246
Toa Corp./Tokyo	18,918	246
OPT Holding Inc.	15,800	245
Nichiden Corp.	13,940	245
Iino Kaiun Kaisha Ltd.	72,895	244
Kyokuyo Co. Ltd.	8,657	242
Cawachi Ltd.	13,046	242
^ Nippon Yakin Kogyo Co. Ltd.	126,334	242
Kintetsu Department Store Co. Ltd.	8,458	241
Optorun Co. Ltd.	9,600	241
Daiichi Jitsugyo Co. Ltd.	8,757	240
WATAMI Co. Ltd.	17,118	240
* Unitika Ltd.	63,043	240
CONEXIO Corp.	17,724	239
Sumida Corp.	22,655	239
Stella Chemifa Corp.	8,459	238
Itochu-Shokuhin Co. Ltd.	5,776	237
Toho Titanium Co. Ltd.	30,250	236
ASKA Pharmaceutical Co. Ltd.	19,704	236
Michinoku Bank Ltd.	15,126	235
LIXIL VIVA Corp.	19,300	235
* BayCurrent Consulting Inc.	5,100	233
Rock Field Co. Ltd.	17,912	231
Feed One Co. Ltd.	141,542	231
Mimasu Semiconductor Industry Co. Ltd.	13,834	230
Tenma Corp.	13,434	229

^	Link And Motivation Inc.	44,500	228
	Sumitomo Densetsu Co. Ltd.	12,835	228
	Nagatanien Holdings Co. Ltd.	11,948	227
	Komtasu Matere Co. Ltd.	31,943	227
	Toa Corp./Hyogo	20,697	227
	Arakawa Chemical Industries Ltd.	16,722	226
	Oyo Corp.	22,302	226
	Chukyo Bank Ltd.	11,145	225
^	YA-MAN Ltd.	27,970	225
	Dai Nippon Toryo Co. Ltd.	24,986	225
	Zuken Inc.	13,135	225
	Ichiyoshi Securities Co. Ltd.	33,938	224
	Gakken Holdings Co. Ltd.	4,978	224
^	RS Technologies Co. Ltd.	7,200	223
*	Vector Inc.	25,894	223
^	IDOM Inc.	59,053	222
	Shin Nippon Air Technologies Co. Ltd.	13,600	222
	F@N Communications Inc.	44,003	222
	Nippon Denko Co. Ltd.	128,576	221
	Nichiban Co. Ltd.	12,700	220
	Kamei Corp.	21,596	220
	Arcland Service Holdings Co. Ltd.	12,536	219
	France Bed Holdings Co. Ltd.	23,998	219
	Organo Corp.	6,193	219
	OSJB Holdings Corp.	96,929	219
	Toyo Corp.	22,595	219
	Yakuodo Co. Ltd.	9,952	219
	Chiyoda Integre Co. Ltd.	11,446	219
	Mitsuba Corp.	36,639	218
	Alpen Co. Ltd.	15,228	217
	Kansai Super Market Ltd.	21,812	217
	CI Takiron Corp.	33,820	217
	Nippon Parking Development Co. Ltd.	139,410	217
	Nisso Corp.	16,400	217
	WDB Holdings Co. Ltd.	8,476	214
^	Pepper Food Service Co. Ltd.	13,800	213
	FIDEA Holdings Co. Ltd.	192,702	212
	Cosel Co. Ltd.	21,397	212
	Mitsubishi Research Institute Inc.	5,771	211
	Sankyo Seiko Co. Ltd.	45,635	211
^	Yamashin-Filter Corp.	38,399	209
	Amuse Inc.	9,354	209
	Denyo Co. Ltd.	14,429	208
	Krosaki Harima Corp.	3,781	207
^	Tosho Printing Co. Ltd.	15,922	207
	Nitto Kohki Co. Ltd.	10,250	205
	Misawa Homes Co. Ltd.	21,005	205
	Nissin Sugar Co. Ltd.	11,300	205
	Yonex Co. Ltd.	33,828	205
	Towa Corp.	25,938	204
	NS United Kaiun Kaisha Ltd.	9,155	203
	Riken Technos Corp.	43,193	202
	Hochiki Corp.	16,200	202
	Nissei ASB Machine Co. Ltd.	8,063	201
*,^	Gunosy Inc.	13,500	201
	Tsukui Corp.	43,784	201
	Aisan Industry Co. Ltd.	30,051	201

Aeon Fantasy Co. Ltd.	6,970	201
Fukuda Corp.	4,776	201
Nihon Tokushu Toryo Co. Ltd.	16,700	200
Koatsu Gas Kogyo Co. Ltd.	25,873	198
Matsuda Sangyo Co. Ltd.	14,043	198
JSP Corp.	11,248	195
Nihon Trim Co. Ltd.	4,379	195
Marvelous Inc.	27,269	194
Warabeya Nichiyo Holdings Co. Ltd.	12,239	192
Toenec Corp.	6,568	192
Kasai Kogyo Co. Ltd.	23,383	192
Keiyo Co. Ltd.	44,214	192
Tokyo Individualized Educational Institute Inc.	22,804	192
Furuno Electric Co. Ltd.	22,289	191
MTI Ltd.	26,378	191
* Change Inc.	9,200	190
Kyosan Electric Manufacturing Co. Ltd.	54,783	188
Icom Inc.	9,055	188
Nihon Chouzai Co. Ltd.	6,169	187
Torishima Pump Manufacturing Co. Ltd.	20,201	187
^ Taki Chemical Co. Ltd.	4,600	187
Kyodo Printing Co. Ltd.	7,165	186
Shibusawa Warehouse Co. Ltd.	11,156	186
Shinnihon Corp.	23,682	186
Hisaka Works Ltd.	23,602	185
Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	185
Bank of Saga Ltd.	13,244	185
Fuji Pharma Co. Ltd.	13,730	184
Kanagawa Chuo Kotsu Co. Ltd.	5,370	182
Nissin Corp.	11,349	181
Kato Works Co. Ltd.	10,150	181
Rokko Butter Co. Ltd.	10,944	181
Central Sports Co. Ltd.	6,346	181
K&O Energy Group Inc.	13,336	180
Tomoku Co. Ltd.	11,156	180
Teikoku Electric Manufacturing Co. Ltd.	16,518	180
* ES-Con Japan Ltd.	28,600	180
Daikokutenbussan Co. Ltd.	5,977	179
^ Genky DrugStores Co. Ltd.	9,200	179
Studio Alice Co. Ltd.	9,656	179
Ryoden Corp.	11,940	179
Onoken Co. Ltd.	14,130	178
Fujiya Co. Ltd.	9,951	177
Toho Co. Ltd./Kobe	9,759	176
Daisyo Corp.	11,758	175
Fujita Kanko Inc.	6,965	174
Yahagi Construction Co. Ltd.	26,986	174
ST Corp.	11,249	174
Asunaro Aoki Construction Co. Ltd.	23,000	174
Honeys Holdings Co. Ltd.	14,230	172
Taisei Lamick Co. Ltd.	6,474	172
Godo Steel Ltd.	9,158	172
Itoki Corp.	41,614	172
Yushin Precision Equipment Co. Ltd.	19,504	171
Pronexus Inc.	17,231	171
Sekisui Plastics Co. Ltd.	24,382	171
Aiphone Co. Ltd.	11,145	170

	Toyo Kanetsu KK	9,560	170
	Happinet Corp.	14,134	170
	Osaka Steel Co. Ltd.	11,048	169
	Kyokuto Securities Co. Ltd.	20,100	169
	Nihon Nohyaku Co. Ltd.	39,781	168
	BRONCO BILLY Co. Ltd.	8,059	167
	Jamco Corp.	9,155	167
	SWCC Showa Holdings Co. Ltd.	20,899	166
	Tochigi Bank Ltd.	101,542	166
	Sinanen Holdings Co. Ltd.	10,160	166
	GCA Corp.	25,096	163
	CTS Co. Ltd.	26,491	163
	Tokyo Energy & Systems Inc.	18,910	163
^	Chuetsu Pulp & Paper Co. Ltd.	11,259	163
	Iseki & Co. Ltd.	12,431	163
	Hokkan Holdings Ltd.	10,355	162
	Namura Shipbuilding Co. Ltd.	60,954	161
	Mars Group Holdings Corp.	8,558	160
	Fujikura Kasei Co. Ltd.	29,290	160
*	Medical Data Vision Co. Ltd.	15,826	158
	Yomiuri Land Co. Ltd.	3,582	158
	Gurunavi Inc.	25,584	158
	Hito Communications Holdings Inc.	9,253	157
	Parco Co. Ltd.	14,329	157
	Ministop Co. Ltd.	11,444	156
	Kitagawa Corp.	8,064	156
	Chori Co. Ltd.	9,952	155
	Kurimoto Ltd.	11,345	154
	Meiko Network Japan Co. Ltd.	17,815	153
	Fuso Pharmaceutical Industries Ltd.	8,667	153
	ASAHI YUKIZAI Corp.	12,144	153
	Aichi Corp.	24,182	151
	Weathernews Inc.	5,274	151
	Shimizu Bank Ltd.	8,863	151
	Mitsui Matsushima Holdings Co. Ltd.	12,541	149
	Alpha Systems Inc.	5,967	149
	Maezawa Kasei Industries Co. Ltd.	14,243	149
	Sanyo Shokai Ltd.	10,548	149
	Hokkaido Gas Co. Ltd.	10,949	148
	Sac's Bar Holdings Inc.	17,116	148
	Jimoto Holdings Inc.	164,489	148
	Kita-Nippon Bank Ltd.	8,864	147
	CAC Holdings Corp.	11,347	145
	Asahi Co. Ltd.	12,343	143
	SMK Corp.	5,774	142
	Japan Cash Machine Co. Ltd.	14,225	141
	Fudo Tetra Corp.	11,771	141
	Wowow Inc.	5,849	141
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	140
	CMIC Holdings Co. Ltd.	8,158	139
	Hodogaya Chemical Co. Ltd.	5,373	139
*,^	Toyo Engineering Corp.	26,894	138
	Elematec Corp.	14,728	138
	SRA Holdings	6,168	138
	Halows Co. Ltd.	6,661	138
	Mitsubishi Paper Mills Ltd.	26,469	138
	Fukui Computer Holdings Inc.	6,469	136

*	Nippon Sharyo Ltd.	5,868	134
	JP-Holdings Inc.	51,145	134
^	CHIMNEY Co. Ltd.	5,968	132
*,^	Remixpoint Inc.	57,367	131
	Hakuto Co. Ltd.	11,645	131
	Sanei Architecture Planning Co. Ltd.	9,400	131
	Takamiya Co. Ltd.	17,916	130
	Gun-Ei Chemical Industry Co. Ltd.	5,677	129
*	Sanden Holdings Corp.	26,991	128
	Okura Industrial Co. Ltd.	7,964	128
*	Tokyo Base Co. Ltd.	18,700	127
^	Ohara Inc.	9,600	127
	Chiba Kogyo Bank Ltd.	45,077	127
	Wellnet Corp.	15,421	126
	Airport Facilities Co. Ltd.	26,715	126
	World Holdings Co. Ltd.	9,300	126
	NEC Capital Solutions Ltd.	6,866	125
	Seika Corp.	9,954	124
	Tv Tokyo Holdings Corp.	5,874	124
	Yushiro Chemical Industry Co. Ltd.	9,952	123
	PC Depot Corp.	29,370	123
*	KNT-CT Holdings Co. Ltd.	10,149	122
	Chuo Spring Co. Ltd.	4,682	122
	Space Value Holdings Co. Ltd.	26,366	122
	Mitsubishi Steel Manufacturing Co. Ltd.	10,847	121
	Nippon Coke & Engineering Co. Ltd.	136,722	118
	Kitano Construction Corp.	4,880	117
	Shin Nippon Biomedical Laboratories Ltd.	17,210	116
	Atsugi Co. Ltd.	13,834	115
*	RPA Holdings Inc.	7,522	115
	Artnature Inc.	19,006	114
	Infocom Corp.	4,500	112
	Maezawa Kyuso Industries Co. Ltd.	6,258	111
*	COOKPAD Inc.	39,391	111
	Mito Securities Co. Ltd.	59,109	108
	Tsukuba Bank Ltd.	69,244	107
	Takaoka Toko Co. Ltd.	9,752	107
	Tokyo Electron Device Ltd.	5,672	107
	Zuiko Corp.	3,482	107
	Tsutsumi Jewelry Co. Ltd.	5,567	106
	Takihyo Co. Ltd.	6,176	105
	T RAD Co. Ltd.	6,171	105
	Toli Corp.	43,495	102
	Nihon Yamamura Glass Co. Ltd.	7,861	100
*	Funai Electric Co. Ltd.	13,832	98
	Chugai Ro Co. Ltd.	6,571	97
	Fuji Oil Co. Ltd.	41,394	97
	Tokyo Rope Manufacturing Co. Ltd.	11,544	97
	Sanoh Industrial Co. Ltd.	20,698	97
	Inaba Seisakusho Co. Ltd.	7,463	95
	Taiho Kogyo Co. Ltd.	13,235	94
	Showa Aircraft Industry Co. Ltd.	7,750	94
	Cleanup Corp.	19,730	93
	Linical Co. Ltd.	9,651	93
	Paris Miki Holdings Inc.	30,196	93
	Corona Corp. Class A	9,840	91
	Toa Oil Co. Ltd.	5,273	91

*	Kojima Co. Ltd.	20,493	89
	Ateam Inc.	8,657	88
	Comture Corp.	2,300	88
	Shimojima Co. Ltd.	8,651	87
	Rhythm Watch Co. Ltd.	7,362	86
	Dai-ichi Seiko Co. Ltd.	6,966	85
	Gecoss Corp.	9,850	84
	Fujitsu Frontech Ltd.	9,551	84
	AOI Electronics Co. Ltd.	4,179	82
*	FDK Corp.	10,764	81
	Daikoku Denki Co. Ltd.	6,368	78
*	S-Pool Inc.	3,100	74
	Sumitomo Precision Products Co. Ltd.	2,686	68
*,^	U-Shin Ltd.	7,500	68
	Right On Co. Ltd.	10,250	67
	Toyo Securities Co. Ltd.	56,582	64
*	Laox Co. Ltd.	20,983	61
*	Aplus Financial Co. Ltd.	90,572	61
*,^	BrainPad Inc.	1,000	58
*,^	Tateru Inc.	32,365	56
	Fields Corp.	11,741	52
*	Akebono Brake Industry Co. Ltd.	35,076	49
*	Kinki Sharyo Co. Ltd.	2,984	46
	Yokowo Co. Ltd.	2,100	44
	Nakayama Steel Works Ltd.	9,829	43
	Tokyo Rakutenchi Co. Ltd.	789	38
*	Poletowin Pitcrew Holdings Inc.	2,900	31
	Japan Best Rescue System Co. Ltd.	2,300	30
*	Evolable Asia Corp.	1,100	26
*	Optim Corp.	900	24
	Nippon Chemiphar Co. Ltd.	689	18
			3,838,961
New Zealand (0.9%)
*	a2 Milk Co. Ltd.	707,811	8,317
	Fisher & Paykel Healthcare Corp. Ltd.	548,327	5,910
	Auckland International Airport Ltd.	916,125	5,581
	Spark New Zealand Ltd.	1,777,669	4,634
	Meridian Energy Ltd.	1,202,611	3,702
	Contact Energy Ltd.	696,773	3,555
	Ryman Healthcare Ltd.	396,958	3,347
	Fletcher Building Ltd.	838,122	2,724
	Mainfreight Ltd.	78,972	2,177
	Mercury NZ Ltd.	646,767	1,934
	SKYCITY Entertainment Group Ltd.	673,589	1,767
	Chorus Ltd.	418,959	1,517
	Z Energy Ltd.	352,934	1,501
	Kiwi Property Group Ltd.	1,382,390	1,469
	EBOS Group Ltd.	88,975	1,455
	Infratil Ltd.	473,851	1,445
	Goodman Property Trust	1,063,361	1,431
	Genesis Energy Ltd.	480,621	1,081
	Precinct Properties New Zealand Ltd.	870,687	1,020
	Air New Zealand Ltd.	508,662	906
	Argosy Property Ltd.	829,904	773
	Freightways Ltd.	136,329	767
	Summerset Group Holdings Ltd.	207,112	766
*	Synlait Milk Ltd.	98,628	648

Vector Ltd.	241,215	607
Vital Healthcare Property Trust	346,570	595
Metlifecare Ltd.	177,342	509
Heartland Group Holdings Ltd.	394,193	423
* Pushpay Holdings Ltd.	174,158	381
Scales Corp. Ltd.	109,329	326
Tourism Holdings Ltd.	121,200	326
SKY Network Television Ltd.	391,110	326
New Zealand Refining Co. Ltd.	199,365	282
Kathmandu Holdings Ltd.	149,495	208
* Restaurant Brands New Zealand Ltd.	24,746	160
		62,570
Singapore (3.3%)
DBS Group Holdings Ltd.	1,751,813	33,402
Oversea-Chinese Banking Corp. Ltd.	3,236,697	26,948
United Overseas Bank Ltd.	1,249,390	23,804
Singapore Telecommunications Ltd.	7,253,415	17,497
CapitaLand Ltd.	2,447,705	6,413
Keppel Corp. Ltd.	1,385,160	6,401
Wilmar International Ltd.	1,899,022	5,489
Ascendas REIT	2,462,666	5,468
Singapore Technologies Engineering Ltd.	1,491,530	4,575
Singapore Exchange Ltd.	794,218	4,557
CapitaLand Mall Trust	2,331,233	4,431
ComfortDelGro Corp. Ltd.	1,989,104	3,899
Genting Singapore Ltd.	5,608,294	3,732
CapitaLand Commercial Trust	2,375,547	3,548
Singapore Airlines Ltd.	503,373	3,524
City Developments Ltd.	454,217	3,187
Venture Corp. Ltd.	250,316	2,793
Mapletree Commercial Trust	1,853,292	2,784
Mapletree Logistics Trust	2,352,170	2,630
Suntec REIT	1,899,366	2,625
UOL Group Ltd.	479,997	2,551
Singapore Press Holdings Ltd.	1,524,657	2,438
Jardine Cycle & Carriage Ltd.	96,327	2,357
Mapletree Industrial Trust	1,349,927	2,208
SATS Ltd.	614,541	2,141
Mapletree North Asia Commercial Trust	2,037,700	2,101
NetLink NBN Trust	2,816,600	1,772
Keppel REIT	1,910,282	1,721
Sembcorp Industries Ltd.	894,268	1,513
Golden Agri-Resources Ltd.	6,177,350	1,319
Keppel Infrastructure Trust	3,447,780	1,277
Frasers Logistics & Industrial Trust	1,448,494	1,264
Hutchison Port Holdings Trust	4,905,799	1,073
Frasers Centrepoint Trust	548,877	1,041
Singapore Post Ltd.	1,446,529	1,013
Ascott Residence Trust	1,059,880	1,008
Keppel DC REIT	795,944	987
Manulife US REIT	1,045,076	928
CDL Hospitality Trusts	738,053	879
Olam International Ltd.	616,900	870
Ascendas India Trust	790,400	810
Parkway Life REIT	356,454	793
Starhill Global REIT	1,362,301	786
* Sembcorp Marine Ltd.	789,766	769

	Frasers Commercial Trust	649,469	760
	ESR-REIT	1,990,106	758
	Bukit Sembawang Estates Ltd.	171,100	685
	CapitaLand Retail China Trust	577,727	667
	Raffles Medical Group Ltd.	859,637	642
	First Resources Ltd.	545,389	618
	Ascendas Hospitality Trust	810,021	613
	Wing Tai Holdings Ltd.	397,852	610
	StarHub Ltd.	539,070	591
	AIMS APAC REIT	537,100	578
	OUE Hospitality Trust	1,049,191	567
	Cache Logistics Trust	1,006,826	563
	Frasers Property Ltd.	370,600	488
	SIA Engineering Co. Ltd.	253,609	488
	SPH REIT	598,120	466
	Far East Hospitality Trust	926,889	458
	First REIT	527,989	426
	Frasers Hospitality Trust	787,900	401
	GuocoLand Ltd.	270,100	390
	Soilbuild Business Space REIT	884,295	376
	Sheng Siong Group Ltd.	415,299	350
	Lippo Malls Indonesia Retail Trust	1,922,714	335
	Sabana Shari'ah Compliant Industrial REIT	962,159	318
	OUE Ltd.	271,645	296
	Accordia Golf Trust	762,838	294
	Thomson Medical Group Ltd.	6,342,400	289
	Silverlake Axis Ltd.	717,936	271
	Yoma Strategic Holdings Ltd.	1,032,647	269
§	Best World International Ltd.	259,100	256
	Boustead Singapore Ltd.	324,722	182
	Asian Pay Television Trust	1,408,974	180
	Bumitama Agri Ltd.	289,847	122
*,§	Hyflux Ltd.	516,932	79
*,§	Noble Group Ltd.	1,004,977	59
*,^,§ Ezra Holdings Ltd.		1,786,900	14
*,§	Ezion Holdings Ltd. Warrants Exp. 4/15/2020	276,736	—
*,^	Ezion Holdings Ltd. Warrants Exp. 4/16/2023	1,048,679	—
			215,785
South Korea (10.6%)
	Samsung Electronics Co. Ltd.	4,575,349	173,290
	SK Hynix Inc.	502,155	32,145
	Samsung Electronics Co. Ltd. Preference Shares	801,138	24,777
	Shinhan Financial Group Co. Ltd.	440,631	16,140
	NAVER Corp.	129,799	15,059
	Hyundai Motor Co.	137,732	14,652
	KB Financial Group Inc.	383,134	14,000
*,^	Celltrion Inc.	95,460	13,625
	Hyundai Mobis Co. Ltd.	63,470	12,843
	LG Chem Ltd.	44,445	12,570
	POSCO	66,112	12,461
	Samsung SDI Co. Ltd.	50,844	10,588
	Kia Motors Corp.	249,398	9,187
	LG Household & Health Care Ltd.	8,423	8,919
	KT&G Corp.	107,249	8,709
	Hana Financial Group Inc.	287,875	8,426
	SK Innovation Co. Ltd.	55,614	7,991
	Samsung Fire & Marine Insurance Co. Ltd.	31,968	7,097

	NCSoft Corp.	16,435	6,678
	Samsung C&T Corp.	81,225	6,261
	Woori Financial Group Inc.	547,709	6,051
	SK Holdings Co. Ltd.	32,186	5,985
*	Korea Electric Power Corp.	247,253	5,821
	LG Electronics Inc.	103,673	5,677
	Samsung SDS Co. Ltd.	30,718	5,373
	LG Corp.	87,471	5,218
	Kakao Corp.	48,323	5,148
	SK Telecom Co. Ltd.	22,335	4,675
^	Samsung Electro-Mechanics Co. Ltd.	54,111	4,148
	Samsung Life Insurance Co. Ltd.	61,299	3,935
	Hyundai Motor Co. 2nd Preference Shares	55,945	3,875
	Woongjin Coway Co. Ltd.	54,721	3,865
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	41,954	3,809
	Amorepacific Corp.	30,702	3,608
	Korea Zinc Co. Ltd.	9,599	3,576
	S-Oil Corp.	40,105	3,168
*,2	Samsung Biologics Co. Ltd.	12,919	3,037
	Industrial Bank of Korea	261,578	2,897
	Fila Korea Ltd.	50,745	2,871
	Lotte Chemical Corp.	14,414	2,817
	Hyundai Heavy Industries Holdings Co. Ltd.	10,235	2,806
	Kangwon Land Inc.	102,795	2,667
*	LG Display Co. Ltd.	217,254	2,640
	Mirae Asset Daewoo Co. Ltd.	408,923	2,582
	Hyundai Engineering & Construction Co. Ltd.	70,587	2,546
*	Samsung Heavy Industries Co. Ltd.	427,926	2,535
	Hyundai Steel Co.	73,617	2,399
	Daelim Industrial Co. Ltd.	26,421	2,347
	Hyundai Glovis Co. Ltd.	17,937	2,324
	Korea Investment Holdings Co. Ltd.	37,034	2,310
*	Celltrion Healthcare Co. Ltd.	56,765	2,196
*,^	Helixmith Co. Ltd.	13,238	2,188
	DB Insurance Co. Ltd.	45,989	2,176
	GS Holdings Corp.	50,396	2,135
*	Samsung Engineering Co. Ltd.	153,092	2,112
	LG Uplus Corp.	187,602	2,054
	E-MART Inc.	19,625	2,012
	Hotel Shilla Co. Ltd.	30,119	1,985
	Korea Aerospace Industries Ltd.	62,450	1,938
	Hankook Tire & Technology Co. Ltd.	73,425	1,914
	Samsung Securities Co. Ltd.	61,845	1,900
*,^	SillaJen Inc.	51,035	1,886
	CJ CheilJedang Corp.	7,705	1,851
	BNK Financial Group Inc.	289,261	1,706
	Hanmi Pharm Co. Ltd.	6,844	1,667
	S-1 Corp.	18,390	1,624
	GS Engineering & Construction Corp.	56,641	1,613
	Hanon Systems	160,635	1,580
	Yuhan Corp.	8,497	1,548
	Cheil Worldwide Inc.	66,317	1,512
	LG Household & Health Care Ltd. Preference Shares	2,133	1,442
	Orion Corp.	21,095	1,434
	Shinsegae Inc.	6,685	1,422
	Hyundai Marine & Fire Insurance Co. Ltd.	59,736	1,409
	Medy-Tox Inc.	3,990	1,399

	NH Investment & Securities Co. Ltd.	124,248	1,362
	AMOREPACIFIC Group	27,973	1,350
*,^,2 Netmarble Corp.		17,067	1,301
	CJ ENM Co. Ltd.	9,328	1,300
	LG Innotek Co. Ltd.	13,661	1,290
	Hanwha Chemical Corp.	80,475	1,259
	Lotte Shopping Co. Ltd.	10,745	1,229
	Meritz Securities Co. Ltd.	278,667	1,185
	Kumho Petrochemical Co. Ltd.	17,265	1,184
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	46,533	1,145
	LG Chem Ltd. Preference Shares	7,533	1,136
	OCI Co. Ltd.	17,836	1,126
	KCC Corp.	5,440	1,115
	Hyundai Elevator Co. Ltd.	15,702	1,054
	BGF retail Co. Ltd.	6,004	1,037
	DGB Financial Group Inc.	158,621	1,007
	Korean Air Lines Co. Ltd.	46,558	1,000
	CJ Corp.	12,283	964
*	Hanwha Aerospace Co. Ltd.	34,916	946
	HDC Hyundai Development Co-Engineering & Construction	29,828	934
	Douzone Bizon Co. Ltd.	17,329	931
	Mando Corp.	32,684	930
	Meritz Fire & Marine Insurance Co. Ltd.	55,036	925
	Korea Gas Corp.	25,647	923
	Hyundai Department Store Co. Ltd.	14,734	919
	Samsung Card Co. Ltd.	29,283	897
	Hanwha Corp.	42,606	853
*,^	Pearl Abyss Corp.	5,795	837
*	CJ Logistics Corp.	7,224	834
^	POSCO Chemical Co. Ltd.	20,153	821
	Youngone Corp.	28,885	819
	Koh Young Technology Inc.	11,709	818
	GS Retail Co. Ltd.	25,299	796
*	Hanall Biopharma Co. Ltd.	35,886	795
	Posco International Corp.	50,127	789
*,^	HLB Inc.	34,401	781
2	Orange Life Insurance Ltd.	32,115	767
	Doosan Bobcat Inc.	24,247	733
	Lotte Corp.	25,601	732
*	Pan Ocean Co. Ltd.	180,796	731
*	Hyundai Merchant Marine Co. Ltd.	260,900	726
	Hyundai Mipo Dockyard Co. Ltd.	20,122	723
	Com2uSCorp	9,560	709
	WONIK IPS Co. Ltd.	33,587	697
	SK Materials Co. Ltd.	4,618	692
	KIWOOM Securities Co. Ltd.	11,281	690
*	Doosan Infracore Co. Ltd.	131,737	686
	JB Financial Group Co. Ltd.	147,494	685
	LOTTE Fine Chemical Co. Ltd.	16,753	685
	SKC Co. Ltd.	19,186	681
	Ottogi Corp.	1,249	680
	Amorepacific Corp. Preference Shares	10,346	678
*	Hugel Inc.	2,093	659
*	Hyundai Rotem Co. Ltd.	47,092	655
	Kolmar Korea Co. Ltd.	14,048	652
	LS Corp.	17,107	635
	Hanjin Kal Corp.	28,943	630

	NongShim Co. Ltd.	3,171	628
	LG Electronics Inc. Preference Shares	26,978	627
	SK Networks Co. Ltd.	146,815	616
^	Innocean Worldwide Inc.	10,855	611
*	Daewoo Engineering & Construction Co. Ltd.	175,923	606
	Korean Reinsurance Co.	89,454	603
	Paradise Co. Ltd.	43,651	598
	LS Industrial Systems Co. Ltd.	15,384	596
	Hyosung Corp.	8,667	596
*	Sangsangin Co. Ltd.	37,289	592
	Kolon Industries Inc.	17,608	590
*	Genexine Co. Ltd.	12,104	581
	Hanwha Life Insurance Co. Ltd.	262,959	581
	Hyundai Wia Corp.	15,880	578
*,^	Komipharm International Co. Ltd.	35,276	570
	Taekwang Industrial Co. Ltd.	544	570
	Daewoong Pharmaceutical Co. Ltd.	4,288	570
*	Osstem Implant Co. Ltd.	9,684	561
*	Doosan Heavy Industries & Construction Co. Ltd.	107,911	551
^	Cosmax Inc.	6,389	549
	KEPCO Plant Service & Engineering Co. Ltd.	20,398	548
	SFA Engineering Corp.	17,201	544
	Hansol Chemical Co. Ltd.	7,947	543
	Hite Jinro Co. Ltd.	28,812	516
	Hanmi Science Co. ltd	13,045	515
*	Celltrion Pharm Inc.	16,954	510
	Hyundai Greenfood Co. Ltd.	48,455	506
*	Iljin Materials Co. Ltd.	16,125	506
*	NHN Corp.	9,361	491
	Chong Kun Dang Pharmaceutical Corp.	6,640	487
*	SM Entertainment Co. Ltd.	16,392	487
	Hanssem Co. Ltd.	9,502	485
	Seoul Semiconductor Co. Ltd.	35,617	481
	Eo Technics Co. Ltd.	8,022	479
^	Soulbrain Co. Ltd.	8,741	478
	Green Cross Corp.	5,270	476
	Ssangyong Cement Industrial Co. Ltd.	98,837	469
*	Asiana Airlines Inc.	94,827	461
*	Kumho Tire Co. Inc.	134,358	454
	Doosan Corp.	5,084	449
	JYP Entertainment Corp.	26,196	447
	Partron Co. Ltd.	36,639	443
	Daeduck Electronics Co.	51,117	440
	Dongsuh Cos. Inc.	29,141	438
	Green Cross Holdings Corp.	26,551	438
	Bukwang Pharmaceutical Co. Ltd.	33,803	438
	Hyundai Home Shopping Network Corp.	5,519	435
	Taeyoung Engineering & Construction Co. Ltd.	38,278	426
	Huchems Fine Chemical Corp.	22,128	424
	LEENO Industrial Inc.	8,971	418
	Handsome Co. Ltd.	13,330	418
	NICE Information Service Co. Ltd.	31,648	415
	DoubleUGames Co. Ltd.	8,746	411
^	NEPES Corp.	16,181	410
	Lotte Chilsung Beverage Co. Ltd.	3,333	407
	Daou Technology Inc.	23,567	404
*,^	Esmo Corp.	88,020	400

*,^	Mezzion Pharma Co. Ltd.	4,499	400
*,^	G-treeBNT Co. Ltd.	19,568	394
*	CrystalGenomics Inc.	34,133	391
	HDC Holdings Co. Ltd.	37,095	389
	Korea Electric Terminal Co. Ltd.	6,929	389
*	Ananti Inc.	40,082	388
	Mirae Asset Daewoo Co. Ltd. Preference Shares	116,816	388
	GS Home Shopping Inc.	2,746	388
*	ABLBio Inc.	22,583	387
	Daesang Corp.	18,967	381
	DB HiTek Co. Ltd.	34,229	380
	LF Corp.	18,376	379
	IS Dongseo Co. Ltd.	13,264	372
	Poongsan Corp.	18,735	372
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	2,434	371
	Hyosung TNC Co. Ltd.	3,014	365
*,^	Pharmicell Co. Ltd.	52,214	363
	LOTTE Himart Co. Ltd.	11,711	362
*,^	Foosung Co. Ltd.	48,342	359
^	F&F Co. Ltd.	6,137	358
	Dentium Co. Ltd.	6,226	358
*	DIO Corp.	10,362	355
	Sam Chun Dang Pharm Co. Ltd.	12,627	354
	LG International Corp.	22,442	348
	CJ CGV Co. Ltd.	12,152	347
	NICE Holdings Co. Ltd.	18,914	346
*	Oscotec Inc.	21,882	344
*,^	Ecopro Co. Ltd.	18,675	341
^	Dongjin Semichem Co. Ltd.	29,557	337
*	Medipost Co. Ltd.	13,887	336
^	L&F Co. Ltd.	14,074	336
*	Dongkuk Steel Mill Co. Ltd.	59,952	335
	Daishin Securities Co. Ltd.	33,565	335
*	BH Co. Ltd.	21,818	334
	Meritz Financial Group Inc.	28,438	334
	Dong-A ST Co. Ltd.	4,294	333
	SK Chemicals Co. Ltd.	8,869	332
^	SKCKOLONPI Inc.	13,701	331
*	Yungjin Pharmaceutical Co. Ltd.	86,711	327
	Shinsegae International Inc.	2,299	327
^	Hyundai Construction Equipment Co. Ltd.	12,492	326
	HS Industries Co. Ltd.	44,997	322
	Samyang Holdings Corp.	5,466	321
*	Hyosung Advanced Materials Corp.	3,257	320
	Hyosung Chemical Corp.	2,319	317
	S&T Motiv Co. Ltd.	7,525	317
	LG Hausys Ltd.	6,125	309
^	Hana Tour Service Inc.	8,449	307
*	GemVax & Kael Co. Ltd.	29,982	306
	Hankook Technology Group Co. Ltd.	23,166	303
^	Hanjin Transportation Co. Ltd.	11,553	302
*	Studio Dragon Corp.	5,739	296
	Jeil Pharma Holdings Inc.	19,959	292
^	Kumho Industrial Co. Ltd.	26,523	292
*	Cafe24 Corp.	5,431	289
	Korea Petrochemical Ind Co. Ltd.	2,860	289
*	Amicogen Inc.	16,523	288

	Young Poong Corp.	499	286
*,^	Naturecell Co. Ltd.	38,861	283
	Grand Korea Leisure Co. Ltd.	17,957	281
	Tongyang Inc.	204,558	279
	JW Pharmaceutical Corp.	11,708	278
	Silicon Works Co. Ltd.	8,702	278
	Korea Real Estate Investment & Trust Co. Ltd.	148,501	274
^	Daewoong Co. Ltd.	20,911	273
	Orion Holdings Corp.	20,729	273
	Songwon Industrial Co. Ltd.	17,058	270
	Samwha Capacitor Co. Ltd.	7,244	265
	Binggrae Co. Ltd.	4,774	263
^	LIG Nex1 Co. Ltd.	10,553	262
*	Telcon RF Pharmaceutical Inc.	67,797	261
	Sebang Global Battery Co. Ltd.	7,567	258
*	Innox Advanced Materials Co. Ltd.	5,808	258
	SL Corp.	13,785	256
	Dongwon Industries Co. Ltd.	1,318	255
*	LegoChem Biosciences Inc.	6,889	254
*	Ilyang Pharmaceutical Co. Ltd.	12,833	253
	Chongkundang Holdings Corp.	2,891	253
	Hansae Co. Ltd.	15,881	252
	DongKook Pharmaceutical Co. Ltd.	4,442	250
§	Caregen Co. Ltd.	3,866	248
	Harim Holdings Co. Ltd.	28,754	248
	Ahnlab Inc.	5,395	247
	Hanwha Corp. Preference Shares	21,733	245
*	Seegene Inc.	13,122	245
	Nexen Tire Corp.	33,646	244
	Halla Holdings Corp.	6,688	242
	Dongwon F&B Co. Ltd.	1,066	240
	Mirae Asset Life Insurance Co. Ltd.	71,299	239
	Youngone Holdings Co. Ltd.	5,376	239
*,^	CMG Pharmaceutical Co. Ltd.	106,732	237
*	NKMax Co. Ltd.	19,784	235
*	iNtRON Biotechnology Inc.	22,745	233
*	Enzychem Lifesciences Corp.	5,803	232
	Dong-A Socio Holdings Co. Ltd.	3,150	232
	Daea TI Co. Ltd.	56,526	229
*	Korea Line Corp.	10,517	224
	Hanwha General Insurance Co. Ltd.	75,625	222
	Maeil Dairies Co. Ltd.	3,112	218
^	YG Entertainment Inc.	10,297	216
	Dawonsys Co. Ltd.	18,778	215
	Huons Co. Ltd.	5,135	212
	SK Gas Ltd.	3,245	212
	Advanced Process Systems Corp.	10,636	210
*	STCUBE	20,820	210
	iMarketKorea Inc.	20,930	207
*,^	HLB Life Science CO Ltd.	36,473	205
*	Eutilex Co. Ltd.	4,188	205
	Lock&Lock Co. Ltd.	15,389	201
	Posco ICT Co. Ltd.	46,851	199
*	Hyosung Heavy Industries Corp.	6,779	198
*	Webzen Inc.	15,384	198
	Cuckoo Homesys Co. Ltd.	5,254	197
	Hanil Cement Co. Ltd.	2,216	197

	InBody Co. Ltd.	9,496	196
	Jeil Pharmaceutical Co. Ltd.	7,228	190
	SK Discovery Co. Ltd.	9,328	190
^	SK Securities Co. Ltd.	349,472	190
	KEPCO Engineering & Construction Co. Inc.	11,989	190
	Namyang Dairy Products Co. Ltd.	415	188
	AK Holdings Inc.	5,417	187
	TES Co. Ltd.	13,639	185
	Hansol Paper Co. Ltd.	15,350	183
*	Yuanta Securities Korea Co. Ltd.	78,425	182
	SPC Samlip Co. Ltd.	2,283	181
*,^	Feelux Co. Ltd.	42,808	180
	Modetour Network Inc.	13,449	177
	Samchully Co. Ltd.	2,337	176
	Wemade Co. Ltd.	7,782	174
	i-SENS Inc.	8,269	173
^	Aekyung Industrial Co. Ltd.	6,277	171
	Green Cross Cell Corp.	5,374	169
^	Lotte Confectionery Co. Ltd.	1,357	169
*	Hanwha Investment & Securities Co. Ltd.	93,624	169
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	168
*	Inscobee Inc.	81,757	168
	Samyang Corp.	3,651	165
*	Seobu T&D	22,786	162
	Lotte Food Co. Ltd.	393	162
	KISWIRE Ltd.	8,000	161
*	Duk San Neolux Co. Ltd.	11,208	160
	Korea Asset In Trust Co. Ltd.	50,358	160
	Jusung Engineering Co. Ltd.	30,541	160
*	Insun ENT Co. Ltd.	26,639	160
	Youlchon Chemical Co. Ltd.	12,047	160
	Hankook Shell Oil Co. Ltd.	578	156
*	Anterogen Co. Ltd.	4,515	156
*,^	Peptron Inc.	13,183	155
*	Binex Co. Ltd.	21,825	155
	Vieworks Co. Ltd.	6,764	155
	Toptec Co. Ltd.	18,915	154
	GOLFZON Co. Ltd.	2,573	154
	Seah Besteel Corp.	11,195	153
*,^	SFA Semicon Co. Ltd.	70,724	151
*	Hansol Holdings Co. Ltd.	41,751	150
	JW Holdings Corp.	29,512	148
	Dae Han Flour Mills Co. Ltd.	942	148
*	KONA I Co. Ltd.	10,460	147
*	Able C&C Co. Ltd.	17,353	146
	CJ CheilJedang Corp. Preference Shares	1,439	145
*,^	Vidente Co. Ltd.	25,403	144
	BGF Co. Ltd.	27,396	143
	Daekyo Co. Ltd.	27,547	142
	Namhae Chemical Corp.	18,610	142
*	Hansol Technics Co. Ltd.	24,119	142
	INTOPS Co. Ltd.	11,234	141
*,^	Hyundai Electric & Energy System Co. Ltd.	12,073	139
	Kolmar Korea Holdings Co. Ltd.	6,815	135
	Kyobo Securities Co. Ltd.	16,417	135
	E1 Corp.	2,974	135
	Sungwoo Hitech Co. Ltd.	41,909	134

*	Taihan Electric Wire Co. Ltd.	255,091	132
	Cuckoo Holdings Co. Ltd.	1,273	128
	Hyundai Livart Furniture Co. Ltd.	9,784	128
	CJ Hello Co. Ltd.	25,075	126
*,^	Jenax Inc.	15,001	126
*,^	Gamevil Inc.	4,143	125
^	Huons Global Co. Ltd.	4,683	125
^	KC Tech Co. Ltd.	9,902	125
	Sung Kwang Bend Co. Ltd.	15,908	123
*,^	Kolon Life Science Inc.	6,906	122
	ICD Co. Ltd.	12,547	121
	KT Skylife Co. Ltd.	13,988	118
	Hyundai Corp.	7,187	118
	NS Shopping Co. Ltd.	13,483	118
	Muhak Co. Ltd.	13,199	117
^	S&T Dynamics Co. Ltd.	20,785	116
^	Hancom Inc.	12,334	114
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	114
*,^	Homecast Co. Ltd.	27,476	113
*	Ssangyong Motor Co.	40,269	113
^	Eugene Investment & Securities Co. Ltd.	56,837	113
	Sindoh Co. Ltd.	3,064	112
	CJ Freshway Corp.	4,321	109
*	Lutronic Corp.	17,457	107
*	Neowiz	9,864	106
	Tongyang Life Insurance Co. Ltd.	31,110	102
	Humedix Co. Ltd.	5,623	101
*,^	Aprogen pharmaceuticals Inc.	138,409	100
	ST Pharm Co. Ltd.	8,420	100
*	Wonik Holdings Co. Ltd.	31,912	99
*,^	Woongjin Thinkbig Co. Ltd.	49,302	99
*,^	KH Vatec Co. Ltd.	12,932	98
	Sam Young Electronics Co. Ltd.	11,192	98
*	Eusu Holdings Co. Ltd.	17,223	98
*	KTB Investment & Securities Co. Ltd.	44,088	97
	KISCO Corp.	21,795	97
	TK Corp.	12,269	96
*	Cellumed Co. Ltd.	17,851	96
	DB Financial Investment Co. Ltd.	24,758	95
*	SBS Media Holdings Co. Ltd.	50,535	93
^	Kolon Corp.	6,659	92
^	KC Co. Ltd.	8,503	92
*	Interflex Co. Ltd.	10,506	86
	Cell Biotech Co. Ltd.	5,481	82
^	Hanil Holdings Co. Ltd.	1,818	76
*	CUROCOM Co. Ltd.	88,491	74
*	COSON Co. Ltd.	13,992	73
	Byucksan Corp.	41,431	71
	Interpark Holdings Corp.	36,083	67
	SeAH Steel Corp.	1,204	65
*	Humax Co. Ltd.	14,878	65
*	Samsung Pharmaceutical Co. Ltd.	36,622	65
*	Leaders Cosmetics Co. Ltd.	11,056	65
	It's Hanbul Co. Ltd.	4,007	65
^	COSMAX NBT Inc.	9,356	64
	Daishin Securities Co. Ltd. Preference Shares	8,263	64
*,^	Taewoong Co. Ltd.	8,132	63

*	Coreana Cosmetics Co. Ltd.	22,740	61
	Cosmax BTI Inc	4,116	61
*	GNCO Co. Ltd.	65,482	60
*,^	Lumens Co. Ltd.	37,737	58
*	Agabang&Company	22,329	54
*	Helixmith Co. Ltd. Rights Exp. 8/6/2019	885	46
	SeAH Steel Holdings Corp.	1,040	46
*	G-SMATT GLOBAL Co. Ltd.	49,032	22
	Maeil Holdings Co. Ltd.	1,657	17
*	Naturecell Co. Ltd. Rights Exp. 9/3/2019	5,899	13
*	G-SMATT GLOBAL Co. Ltd. Rights Exp. 8/2/2019	27,456	1
			699,395
Total Common Stocks (Cost $7,339,645)			6,570,924
Preferred Stocks (0.0%)
*,§,3 CJ Corp - Convert Preference shares (Cost $0)		1,911	44

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $54,300,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.5%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $21,822,000, representing 0.3% of net assets.
3 Perpetual security with no stated maturity date.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $58,639,000 of collateral received for securities on loan.
6 Securities with a value of $1,590,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

	Coupon
Temporary Cash Investments (1.0%)1
Money Market Fund (1.0%)
4,5 Vanguard Market Liquidity Fund	2.386%		650,390	65,045

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
6 United States Treasury Bill	2.048%	11/21/19	2,850	2,832
Total Temporary Cash Investments (Cost $67,885)				67,877
Total Investments (100.6%) (Cost $7,407,530)				6,638,845
Other Assets and Liabilities-Net (-0.6%)5				(36,779)
Net Assets (100%)				6,602,066

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index				September 2019	166	23,895	283
S&P ASX 200 Index				September 2019	69	7,965	305
KOSPI 200 Index				September 2019	88	4,962	(90)
							498
Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
HSBC Bank
USA, N.A.	9/20/19	AUD	11,147	USD	7,674	—	(37)
Toronto-
Dominion
Bank	9/18/19	KRW	2,830,299	USD	2,405	—	(9)
						—	(46)

AUD—Australian dollar.
KRW—Korean won.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Pacific Stock Index Fund

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Pacific Stock Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2	6,569,492	1,430
Preferred Stocks	—	—	44
Temporary Cash Investments	65,045	2,832	—
Futures Contracts—Assets[1]	177	—	—
Futures Contracts—Liabilities[1]	(214)	—	—
Forward Currency Contracts—Liabilities	—	(46)	—
Total	65,010	6,572,278	1,474
1 Represents variation margin on the last day of the reporting period.